UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services, 4400 Easton Commons, Suite 200 Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks — 97.8%
Aerospace & Defense — 3.8%
Teledyne Technologies, Inc.(a)	11,760	2,636,827
TransDigm Group, Inc.(a)	6,737	2,634,167
		5,270,994
Banks — 1.5%
East West BanCorp, Inc.	41,520	2,089,286

Biotechnology — 6.8%
Acceleron Pharma, Inc.(a)	42,070	1,783,768
Agios Pharmaceuticals, Inc.(a)	16,390	878,504
Alnylam Pharmaceuticals, Inc.(a)	17,670	1,475,975
Blueprint Medicines Corp.(a)	16,700	1,203,903
Neurocrine Biosciences, Inc.(a)	17,110	1,509,444
Sarepta Therapeutics, Inc.(a)	16,670	2,328,966
		9,180,560
Building Products — 2.1%
Lennox International, Inc.	12,255	2,809,826

Capital Markets — 3.6%
LPL Financial Holdings, Inc.	34,200	2,406,654
Raymond James Financial, Inc.	30,870	2,485,035
		4,891,689
Chemicals — 2.8%
Orion Engineered Carbons SA	55,680	1,536,211
W.R. Grace & Co.	31,855	2,262,024
		3,798,235
Communications Equipment — 1.1%
Lumentum Holdings, Inc.(a)	31,870	1,558,762

Construction Materials — 0.9%
Summit Materials, Inc., Class A(a)	81,621	1,245,536

Containers & Packaging — 2.1%
Avery Dennison Corp.	27,360	2,857,752

Diversified Telecommunication Services — 1.6%
Zayo Group Holdings, Inc.(a)	78,080	2,143,296

Entertainment — 1.6%
Madison Square Garden Co., Class A(a)	7,793	2,165,675

Equity Real Estate Investment Trusts — 3.3%
QTS Realty Trust, Inc.	56,680	2,386,795
Sun Communities, Inc.	19,630	2,157,533
		4,544,328
Health Care Equipment & Supplies — 3.3%
Haemonetics Corp.(a)	19,410	1,919,843
STERIS PLC	22,815	2,602,279
		4,522,122
Health Care Providers & Services — 1.8%
Quest Diagnostics, Inc.	27,950	2,441,433

Hotels, Restaurants & Leisure — 1.3%
Six Flags Entertainment Corp.	29,280	1,803,355

Household Durables — 1.4%
Pulte Group, Inc.	69,180	1,923,896

Insurance — 2.6%
Arthur J. Gallagher & Co.	47,380	3,539,760

IT Services — 11.1%
Black Knight, Inc.(a)	66,880	3,289,826
Gartner, Inc.(a)	9,950	1,352,106
Global Payments, Inc.	21,420	2,405,038
Godaddy, Inc., Class A(a)	37,860	2,598,332
Total System Services, Inc.	42,410	3,800,359
Twilio, Inc.(a)	14,360	1,598,555
		15,044,216
Life Sciences Tools & Services — 5.0%
BIO-RAD Laboratories, Inc., Class A(a)	8,390	2,096,409
Charles River Laboratories International, Inc.(a)	15,310	1,886,039
Mettler-Toledo International, Inc.(a)	4,578	2,921,497
		6,903,945
Machinery — 3.7%
Crane Co.	29,720	2,459,627
Flowserve Corp.	40,150	1,768,206
Meritor, Inc.(a)	42,220	873,110
		5,100,943
Media — 0.7%
Nexstar Media Group, Inc., Class A	12,200	1,018,334

Oil, Gas & Consumable Fuels — 4.1%
Diamondback Energy, Inc.	22,290	2,298,544
PBF Energy, Inc.	49,280	1,804,634
WPX Energy, Inc.(a)	125,550	1,539,243
		5,642,421
Pharmaceuticals — 3.1%
Jazz Pharmaceuticals PLC(a)	12,399	1,560,910
Nektar Therapeutics(a)	22,650	959,001
The Medicines Co.(a)	78,280	1,809,051
		4,328,962
Professional Services — 2.4%
CoStar Group, Inc.(a)	5,227	2,042,398
Transunion	21,480	1,306,414
		3,348,812
Real Estate Management & Development — 1.3%
Newmark Group, Inc.	170,740	1,784,233

Road & Rail — 3.3%
J.B. Hunt Transportation Services, Inc.	30,115	3,223,509
Old Dominion Freight Line, Inc.	9,650	1,311,725
		4,535,234
Semiconductors & Semiconductor Equipment — 5.3%
Entegris, Inc.	35,870	1,185,504
Marvell Technology Group, Ltd.	139,810	2,590,679
MKS Instruments, Inc.	12,440	1,015,477
On Semiconductor Corp.(a)	123,180	2,468,527
		7,260,187
Software — 10.9%
Envestnet, Inc.(a)	27,210	1,476,143
Fortinet, Inc.(a)	34,830	2,666,933
Guidewire Software, Inc.(a)	29,170	2,528,456
New Relic, Inc.(a)	15,900	1,616,235
Nutanix, Inc., Class A(a)	31,790	1,628,602
RealPage, Inc.(a)	50,690	2,826,980
Splunk, Inc.(a)	16,865	2,105,427
		14,848,776

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Specialty Retail — 3.3%
Burlington Stores, Inc.(a)	17,410	2,989,471
Five Below, Inc.(a)	12,720	1,573,846
		4,563,317
Thrifts & Mortgage Finance — 2.0%
Essent Group, Ltd.(a)	70,100	2,786,475

TOTAL COMMON STOCKS
(COST $121,336,368)		133,952,360

Investment Company — 2.6%
Northern Institutional Government
Select Portfolio, Institutional
Shares, 2.25%(b)	3,533,108	3,533,108
TOTAL INVESTMENT COMPANY
(Cost $3,533,108)		3,533,108

TOTAL INVESTMENTS IN SECURITIES
(Cost $124,869,476) — 100.4%		137,485,468
Other Assets (Liabilities) - (0.4)%		(560,627)
NET ASSETS - 100%		$136,924,841
____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one day yield that was in effect on January 31, 2019.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited)

Value ($)
Affiliated Portfolio — 100.1%
HSBC Opportunity Portfolio	9,141,597

TOTAL INVESTMENTS IN SECURITIES - 100.1%
(COST $8,305,246)	9,141,597
Other Assets (Liabilities) - (0.1)%	(7,256)
NET ASSETS - 100%	$9,134,341

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND (CLASS I)

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited)

Value ($)
Affiliated Portfolio — 100.1%
HSBC Opportunity Portfolio	127,783,244

TOTAL INVESTMENTS IN SECURITIES - 100.1%
(COST $116,432,299)	127,783,244
Other Assets (Liabilities) - (0.1)%	(72,817)
NET ASSETS - 100%	$127,710,427

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited)

	Principal
	Amount ($)	Value ($)
U.S. Government and Government Agency Obligations — 54.3%
Federal Farm Credit Bank — 4.1%
2.41% (FEDL01 + 1 bps),
04/24/2019(a)	75,000,000	74,998,308
2.42% (FCPR DLY - 308
bps), 03/11/2019(a)	150,000,000	149,999,221
2.43% (FEDL01 + 3 bps),
04/25/2019(a)	100,000,000	100,000,000
2.44% (US0001M - 8
bps), 06/01/2020(a)	73,000,000	72,990,151
2.49% (US0001M - 1
bps), 07/20/2020(a)	75,000,000	75,000,000
2.59% (FCPR DLY - 292
bps), 12/17/2020(a)	50,000,000	49,995,315
		522,982,995
Federal Home Loan Bank — 48.6%
2.29%, 02/20/2019(b)	64,000,000	63,918,596
2.31%, 03/11/2019(b)	50,000,000	49,875,444
2.33%, 03/06/2019(b)	50,000,000	49,890,000
2.33%, 03/21/2019(b)	100,000,000	99,684,000
2.37%, 03/22/2019(b)	325,000,000	323,933,911
2.38% (US0001M - 13
bps), 02/25/2019(a)	150,000,000	149,998,909
2.38% (US0001M - 12
bps), 09/20/2019(a)	100,000,000	100,000,000
2.38% (US0001M - 13
bps), 03/15/2019(a)	100,000,000	100,000,000
2.39% (US0001M - 12
bps), 04/26/2019(a)	100,000,000	100,000,000
2.39% (US0001M - 12
bps), 04/26/2019(a)	100,000,000	100,000,000
2.39% (US0001M - 13
bps), 06/07/2019(a)	200,000,000	199,998,323
2.39%, 03/27/2019(b)	248,000,000	247,097,156
2.39%, 04/02/2019(b)	100,000,000	99,595,833
2.39%, 04/04/2019(b)	200,000,000	199,166,444
2.39% (US0001M - 13
bps), 06/24/2019(a)	100,000,000	100,000,000
2.40% (US0001M - 12
bps), 02/25/2019(a)	100,000,000	100,000,000
2.40% (US0001M - 13
bps), 03/01/2019(a)	200,000,000	200,000,000
2.40% (US0001M - 12
bps), 04/12/2019(a)	150,000,000	150,000,000
2.40%, 04/12/2019(b)	150,000,000	149,293,292
2.41% (US0001M - 10
bps), 10/23/2019(a)	75,000,000	75,000,000
2.42% (US0001M - 10
bps), 04/18/2019(a)	150,000,000	150,000,000
2.42% (US0001M - 9
bps), 11/21/2019(a)	65,000,000	65,000,000
2.42% (US0001M - 9
bps), 04/05/2019(a)	75,000,000	75,000,000
2.42% (US0001M - 9
bps), 02/07/2020(a)	50,000,000	50,000,000
2.43%, 04/10/2019(b)	75,000,000	74,652,208
2.43%, 04/11/2019(b)	100,000,000	99,529,458
2.43%, 05/03/2019(b)	50,000,000	49,691,611
2.43%, 05/15/2019(b)	200,000,000	198,603,778
2.44% (US0001M - 7
bps), 08/28/2019(a)	100,000,000	100,000,000
2.44%, 04/24/2019(b)	100,000,000	99,440,806
2.44% (US0001M - 7
bps), 02/25/2019(a)	100,000,000	100,000,000
2.44% (US0001M - $7
bps), 07/25/2019(a)	100,000,000	100,000,000
2.44% (SOFRRATE + 5
bps), 01/17/2020(a)	20,000,000	20,000,000
2.44% (US0001M - 7
bps), 02/07/2020(a)	125,000,000	125,000,000
2.44% (US0001M - 6
bps), 02/20/2020(a)	150,000,000	150,000,000
2.45%, 05/01/2019(b)	100,000,000	99,391,833
2.45% (US0001M - 7
bps), 04/24/2019(a)	100,000,000	100,000,000
2.45% (SOFRRATE + 7
bps), 11/15/2019(a)	45,000,000	45,000,000
2.46% (US0001M - 5
bps), 01/17/2020(a)	100,000,000	100,000,000
2.46% (US0001M - 6
bps), 11/01/2019(a)	100,000,000	100,000,000
2.46%, 05/10/2019(b)	33,520,000	33,294,615
2.47% (US0001M - 3
bps), 05/21/2020(a)	100,000,000	100,000,000
2.48% (US0001M - 3
bps), 04/20/2020(a)	100,000,000	100,000,000
2.48%, 05/17/2019(b)	150,000,000	148,910,625
2.48% (US0001M - 3
bps), 08/04/2020(a)	150,000,000	150,000,000
2.48%, 10/22/2019(a)(c)	150,000,000	150,000,000
2.50%, 05/29/2019(b)	40,000,000	39,675,260
2.54% (US0003M - 23
bps), 10/28/2019(a)	100,000,000	100,000,000
2.57% (US0003M - 22
bps), 12/23/2019(a)	200,000,000	200,000,000
2.58% (US0003M - 22
bps), 12/19/2019(a)	200,000,000	200,000,000
2.59% (US0003M - 19
bps), 04/28/2020(a)	150,000,000	150,000,000
2.60% (US0003M - 20
bps), 02/18/2020(a)	150,000,000	150,000,000
2.61% (US0003M - 22
bps), 01/24/2020(a)	150,000,000	150,000,000
2.61% (US0003M - 20
bps), 01/02/2020(a)	100,000,000	100,000,000
		6,330,642,102
Federal Home Loan Mortgage Corporation — 1.2%
2.48%, 05/20/2019(b)	20,000,000	19,850,960
2.50%, 06/03/2019(b)	140,000,000	138,815,244
		158,666,204
Federal National Mortgage Association — 0.4%
2.43% (SOFR + 4 bps),
04/30/2019(a)	50,000,000	50,000,000

TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost
$7,062,291,301)		7,062,291,301

U.S. Treasury Obligation — 0.3%

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
U.S. Treasury Obligation, continued
U.S. Treasury Notes — 0.3%
2.46% (USBMMY3M + $6
bps), 07/31/2019(a)	35,000,000	35,016,032
TOTAL U.S. Treasury Obligation (Cost
$35,016,032)		35,016,032

	Shares
Investment Companies — 2.9%
BlackRock Liquidity Funds
FedFund Portfolio,
Institutional Shares,
2.29%(d)	62,435,857	62,435,857
Dreyfus Government Cash
Management, Institutional
Shares, 2.28%(d)	269,231,115	269,231,115
Federated Government
Obligations Fund,
Institutional Shares,
2.25%(d)	44,144,292	44,144,292
TOTAL INVESTMENT COMPANIES
(Cost $375,811,264)		375,811,264

	Principal
	Amount ($)
Repurchase Agreements — 43.7%
BNP Paribas, 2.58%, 2/1/19,
Purchased on 1/31/19,
with maturity value of
$600,043,000,
collateralized by U.S.
Treasury Obligations,
0.00%-6.75%, 5/15/19-
8/15/47, fair value
$612,000,000	600,000,000	600,000,000
BNP Paribas, 2.60%, 2/1/19,
Purchased on 1/31/19,
with maturity value of
$200,014,444,
collateralized by various
U.S. Government and
Government Agency
Obligations, 0.75%-7.00%,
8/15/19-1/01/49, fair value
$204,000,011	200,000,000	200,000,000
Citigroup Global Markets,
2.57%, 2/1/19, Purchased
on 1/31/19, with maturity
value of $100,007,139,
collateralized by various
U.S. Government and
Government Agency
Obligations, 0.00%-5.50%,
4/04/19-10/15/53, fair
value $102,000,000	100,000,000	100,000,000
Credit Agricole Cib NY, 2.42%,
2/15/19, Purchased on
1/18/19, with maturity
value of $200,376,444,
collateralized by U.S.
Treasury Obligations,
0.13%, 1/15/22-7/15/22,
fair value $204,000,022	200,000,000	200,000,000
Credit Agricole Cib NY, 2.54%,
2/1/19, Purchased on
1/31/19, with maturity
value of $150,010,583,
collateralized by U.S.
Treasury Obligations,
2.00%, 12/31/21, fair value
$153,000,084	150,000,000	150,000,000
Credit Agricole Cib NY, 2.56%,
2/1/19, Purchased on
1/31/19, with maturity
value of $110,007,822,
collateralized by U.S.
Treasury Obligations,
2.50%, 1/31/2024, fair
value $112,200,098	110,000,000	110,000,000
Deutsche Bank Securities, Inc.,
2.57%, 2/1/19, Purchased
on 1/31/19, with maturity
value of $80,005,711,
collateralized by U.S.
Government and
Government Agency
Obligations,
4.00%,7/01/48, fair value
$81,600,001	80,000,000	80,000,000
Merrill Lynch Pierce Fenner &
Smith, Inc., 2.55%, 2/1/19,
Purchased on 1/31/19,
with maturity value of
$100,007,083,
collateralized by U.S.
Treasury Obligations,
2.13%, 12/31/22, fair value
$102,000,067	100,000,000	100,000,000
Natwest Markets PLC, 2.55%,
2/1/19, Purchased on
1/31/19, with maturity
value of $250,017,708
collateralized by U.S.
Treasury Obligations,
0.13%-2.88%, 10/15/21-
7/15/24, fair value
$255,000,015	250,000,000	250,000,000
Societe' Generale, 2.56%,
2/1/19, Purchased on
1/31/19, with maturity
value of $800,056,889,
collateralized by various
U.S. Government and
Government Agency
Obligations, 2.27%-7.00%,
1/01/20-7/20/68, fair value
$816,000,000	800,000,000	800,000,000
Societe' Generale, 2.54%,
2/1/19, Purchased on
1/31/19, with maturity
value of $200,014,111,
collateralized by U.S.
Treasury Obligations,
0.00%-4.25%, 8/15/19-
8/15/46, fair value
$204,000,008	200,000,000	200,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Repurchase Agreements, continued
Fixed Income Clearing
Corporation, 2.55%,
2/1/19, Purchased on
1/31/19, with maturity
value of $2,300,162,917,
collateralized by U.S.
Treasury Obligations,
2.55%, 12/31/25-8/15/27,
fair value $2,346,002,636	2,300,000,000	2,300,000,000
Fixed Income Clearing
Corporation, 2.52%,
2/1/19, Purchased on
1/31/19, with maturity
value of $300,021,000,
collateralized by U.S.
Treasury Obligations,
2.52%, 8/15/43-2/15/44,
fair value $306,001,324	300,000,000	300,000,000
Toronto Dominion Bank NY,
2.57%, 2/1/19, Purchased
on 1/31/19, with maturity
value of $100,007,139,
collateralized by U.S.
Treasury Obligations,
4.38%, 5/15/41, fair value
$102,000,031	100,000,000	100,000,000
Toronto Dominion Bank NY,
2.41%, 2/1/19, Purchased
on 1/25/19, with maturity
value of $200,093,722,
collateralized by U.S.
Treasury Obligations,
0.00%-6.88%, 4/11/19-
2/15/40, fair value
$204,000,010	200,000,000	200,000,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,690,000,000)		5,690,000,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $13,163,118,597) — 101.2%		13,163,118,597
Other Assets (Liabilities) - (1.2)%		(152,691,104)
NET ASSETS - 100%		$13,010,427,493
____________________
(a)

Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on January 31, 2019. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)	Discount note. Rate presented represents the effective yield at time of purchase.
(c)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at January 31, 2019.

(d)	The rate represents the annualized one day yield that was in effect on January 31, 2019.
bps	Basis Points
FCPR DLY	Federal Reserve Bank Prime Rate Loan US
FEDL01	Effective Federal Funds Rate
SOFR	Secured Overnight Financing Rate
USBMMY3M	3 Month Treasury Bill Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited)

	Principal
	Amount ($)	Value ($)
U.S. Treasury Obligations — 100.1%
U.S. Treasury Bills — 72.7%
1.90%, 02/05/2019(a)	96,800,000	96,774,492
2.24%, 02/21/2019(a)	75,000,000	74,902,042
2.25%, 02/19/2019(a)	224,000,000	223,734,377
2.30%, 02/26/2019(a)	430,000,000	429,287,189
2.36%, 05/02/2019(a)	50,000,000	49,703,750
2.38%, 06/20/2019(a)	50,000,000	49,557,614
2.39%, 04/11/2019(a)	60,000,000	59,722,747
2.43%, 04/04/2019(a)	99,000,000	98,580,229
		1,082,262,440
U.S. Treasury Notes — 27.4%
2.40% (USBMMY3M + 3 bps),
01/31/2020(b)	72,000,000	72,003,536
2.44% (USBMMY3M + 3 bps),
04/30/2020(b)	20,000,000	20,006,616
2.45% (USBMMY3M + 4 bps),
07/31/2020(b)	50,000,000	50,000,000
2.45% (USBMMY3M + 5 bps),
10/31/2020(b)	25,000,000	24,954,428
2.45% (USBMMY3M + 5 bps),
10/31/2019(b)	44,000,000	44,023,383
2.46% (USBMMY3M + 6 bps),
07/31/2019(b)	145,000,000	145,038,610
2.47% (USBMMY3M + 7 bps),
04/30/2019(b)	50,000,000	50,016,134
		406,042,707
TOTAL U.S. TREASURY OBLIGATIONS (Cost
$1,488,305,147)		1,488,305,147

TOTAL INVESTMENTS IN SECURITIES
(Cost $1,488,305,147) — 100.1%		1,488,305,147
Other Assets (Liabilities) - (0.1)%		(857,782)
NET ASSETS - 100%		$1,487,447,365
____________________
(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)

Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on January 31, 2019. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

bps	Basis Points
USBMMY3M	3 Month Treasury Bill Rate

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited)

	Principal
	Amount †	Value ($)
Foreign Bonds — 49.3%
Argentina — 0.8%
Argentina Treasury Bill, 5/31/19	14,000,000	431,572

Brazil — 5.0%
Nota do Tesouro Nacional, Series
NTNF, 10.00%, 1/1/21	4,450,000	1,293,129
Nota do Tesouro Nacional, Series
NTNB, 6.00%, 8/15/22	680,000	650,841
Nota do Tesouro Nacional,
10.00%, 1/1/23	1,700,000	498,314
Nota do Tesouro Nacional, Series
NTNF, 10.00%, 1/1/27	600,000	176,612
		2,618,896
Chile — 2.0%
Bonos de la Tesoreria de la
Republica en pesos, 4.50%,
3/1/26	70,000,000	111,214
Bonos de la Tesoreria de la
Republica en pesos, 6.00%,
1/1/43	130,000,000	237,761
Republic of Chile, 5.50%, 8/5/20	442,000,000	692,140
		1,041,115
Colombia — 4.8%
Titulos de Tesoreria Bond, Series
B, 7.00%, 9/11/19	2,607,000,000	851,543
Titulos de Tesoreria Bond, Series
B, 10.00%, 7/24/24	2,933,400,000	1,110,857
Titulos de Tesoreria Bond, Series
B, 6.00%, 4/28/28	1,850,000,000	569,708
		2,532,108
Czech Republic — 1.2%
Republic of Czech, Series 52,
4.70%, 9/12/22	5,000,000	246,161
Republic of Czech, Series 58,
5.70%, 5/25/24	3,100,000	167,477
Republic of Czech, Series 100,
0.25%, 2/10/27	4,800,000	189,239
		602,877
Hungary — 2.3%
Hungary Government Bond,
2.50%, 10/27/21	75,000,000	281,756
Hungary Government Bond,
Series 22/B, 1.75%,
10/26/22	110,000,000	400,768
Hungary Government Bond,
6.00%, 11/24/23	44,000,000	191,067
Hungary Government Bond,
Series 25/B, 5.50%, 6/24/25	73,000,000	313,238
		1,186,829
Indonesia — 5.4%
Indonesia Government, Series
FR70, 8.38%, 3/15/24	10,272,000,000	746,318
Indonesia Government, Series
FR40, 11.00%, 9/15/25	2,000,000,000	163,486
Indonesia Government, Series
FR56, 8.38%, 9/15/26	18,323,000,000	1,319,527
Indonesia Government, 7.00%,
5/15/27	1,710,000,000	113,408
Indonesia Government, 6.13%,
5/15/28	1,626,000,000	100,796
Indonesia Government, 8.75%,
5/15/31	1,300,000,000	95,146
Indonesia Government, Series
FR65, 6.63%, 5/15/33	4,870,000,000	295,268
		2,833,949
Malaysia — 2.7%
Malaysian Government, Series
315, 3.66%, 10/15/20	950,000	232,589
Malaysian Government, Series
416, 3.62%, 11/30/21	2,000,000	488,760
Malaysian Government, Series
114, 4.18%, 7/15/24	500,000	123,577
Malaysian Government, Series
115, 3.96%, 9/15/25	1,000,000	243,899
Malaysian Government, Series
316, 3.90%, 11/30/26	200,000	48,401
Malaysian Government, 3.90%,
11/16/27	1,100,000	264,814
		1,402,040
Mexico — 6.5%
Mexican Bonos Desarrollo,
8.00%, 6/11/20	9,530,000	496,608
Mexican Bonos Desarrollo, Series
M, 6.50%, 6/10/21	3,760,000	189,442
Mexican Bonos Desarrollo,
6.50%, 6/9/22	3,700,000	183,783
Mexican Bonos Desarrollo, Series
M20, 10.00%, 12/5/24	7,000,000	395,086
Mexican Bonos Desarrollo, Series
M, 5.75%, 3/5/26	9,610,000	432,436
Mexican Bonos Desarrollo, Series
M20, 7.50%, 6/3/27	24,600,000	1,214,108
Mexican Bonos Desarrollo, Series
M30, 10.00%, 11/20/36	9,600,000	559,086
		3,470,549
Peru — 1.3%
Republic of Peru, Registered,
7.84%, 8/12/20	300,000	96,512
Republic of Peru, Registered,
8.20%, 8/12/26	550,000	194,442
Republic of Peru, Registered,
6.35%, 8/12/28	1,300,000	411,840
		702,794
Philippines — 0.4%
Republic of Philippines, 3.90%,
11/26/22	10,000,000	183,960

Poland — 2.7%
Poland Government Bond, Series
0719, 3.25%, 7/25/19	808,000	219,314
Poland Government Bond, Series
1020, 5.25%, 10/25/20	250,000	71,567
Poland Government Bond, Series
1021, 5.75%, 10/25/21	475,000	141,753
Poland Government Bond, Series
0725, 3.25%, 7/25/25	3,450,000	974,769
Poland Government Bond, Series
0726, 2.50%, 7/25/26	40,000	10,685
		1,418,088
Romania — 1.0%
Romania Government Bond,
3.40%, 3/8/22	1,600,000	377,238
Romania Government Bond,
Series 10Y, 4.75%, 2/24/25	210,000	50,846

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Principal
	Amount †	Value ($)
Foreign Bonds, continued
Romania, continued
Romania Government Bond,
Series 15Y, 5.80%, 7/26/27	300,000	77,291
		505,375
Russian Federation — 3.7%
Russia Government Bond, Series
6215, 7.00%, 8/16/23	38,100,000	564,420
Russia Government Bond, Series
6207, 8.15%, 2/3/27	37,000,000	573,316
Russia Government Bond, Series
6212, 7.05%, 1/19/28	55,000,000	792,248
		1,929,984
South Africa — 4.1%
Republic of South Africa, Series
2023, 7.75%, 2/28/23	5,240,000	395,307
Republic of South Africa, Series
R186, 10.50%, 12/21/26	3,100,000	258,594
Republic of South Africa, Series
R209, 6.25%, 3/31/36	14,927,000	824,642
Republic of South Africa, Series
2040, 9.00%, 1/31/40	9,000,000	641,797
		2,120,340
Thailand — 2.8%
Thailand Government Bond,
1.88%, 6/17/22	2,300,000	73,414
Thailand Government Bond,
3.85%, 12/12/25	20,686,000	727,963
Thailand Government Bond,
2.13%, 12/17/26	720,000	22,663
Thailand Government Bond,
4.88%, 6/22/29	17,100,000	662,310
		1,486,350
Turkey — 2.6%
Turkey Government Bond,
10.70%, 2/17/21	1,690,000	292,504
Turkey Government Bond,
9.50%, 1/12/22	1,490,000	245,608
Turkey Government Bond,
8.80%, 9/27/23	2,400,000	371,407
Turkey Government Bond,
8.00%, 3/12/25	3,020,000	438,071
		1,347,590
TOTAL FOREIGN BONDS
(COST $27,191,804)		25,814,416

Yankee Dollars — 45.6%
Argentina — 2.5%
Provincia de Buenos
Aires/Argentina, Registered,
9.13%, 3/16/24	150,000	136,202
Republic of Argentina, 4.63%,
1/11/23	65,000	55,738
Republic of Argentina, 6.88%,
1/26/27	287,000	242,948
Republic of Argentina, 5.88%,
1/11/28	751,000	597,803
Republic of Argentina, 7.63%,
4/22/46	150,000	121,800
Republic of Argentina, 6.88%,
1/11/48	38,000	29,127
Republic of Argentina, 7.13%,
6/28/17	90,000	69,975
YPF SA, 7.00%, 12/15/47,
Callable 6/15/47 @ 100
(a)(b)	92,000	75,164
		1,328,757
Brazil — 2.0%
Centrais Eletricas Brasileiras SA,
Registered, 5.75%, 10/27/21	200,000	204,200
Petrobras Global Finance BV,
8.38%, 5/23/21	10,000	10,985
Petrobras Global Finance BV,
7.38%, 1/17/27	362,000	393,675
Petrobras Global Finance BV,
6.85%, 6/5/15	50,000	48,438
Rede D'or Finance Sarl, 4.95%,
1/17/28, Callable 10/17/27
@ 100 (a)(b)	200,000	187,100
Suzano Austria GMBH, 6.00%,
1/15/29, Callable 10/15/28
@ 100 (a)(b)	200,000	209,800
		1,054,198
Chile — 1.2%
Banco Santander Chile, 2.50%,
12/15/20, Callable 11/15/20
@ 100 (a)(b)	150,000	147,287
Codelco, Inc., 4.38%, 2/5/49,
Callable 8/5/48 @ 100 (a)(b)	200,000	191,079
Empresa Nacional del Petroleo,
4.50%, 9/14/47, Callable
3/14/47 @ 100 (a)(b)	200,000	180,250
Enel Chile SA, 4.88%, 6/12/28	110,000	112,888
		631,504
China — 1.2%
Export-Import Bank of China,
Series E, 4.00%, 11/28/47, MTN	250,000	240,813
Sinopec Capital (2013), Ltd.,
3.13%, 4/24/23 (a)	200,000	195,858
State Grid Overseas Investment
2016, Ltd., 3.50%, 5/4/27 (a)	200,000	195,208
		631,879
Colombia — 1.2%
Colombia Government
International Bond, 3.88%,
4/25/27, Callable 1/25/27 @
100 (b)	276,000	272,550
Republic of Colombia, 7.38%,
9/18/37	100,000	126,851
Republic of Colombia, 5.20%,
5/15/49, Callable 11/15/48
@100 (b)	200,000	206,602
		606,003
Costa Rica — 1.0%
Costa Rica Government,
Registered, 4.38%, 4/30/25	400,000	353,676
Costa Rica Government,
Registered, 5.63%, 4/30/43	200,000	160,586
		514,262
Cote D'Ivoire — 0.2%
Ivory Coast Government Bond,
Registered, 5.75%,
12/31/32, Callable 6/30/19
@ 100 (b)(c)	113,125	104,190

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Dominican Republic — 1.4%
Dominican Republic, 5.95%,
1/25/27 (a)	100,000	102,750
Dominican Republic, 6.50%,
2/15/48 (a)	150,000	148,500
Dominican Republic, Registered,
7.50%, 5/6/21	300,000	310,800
Dominican Republic, Registered,
5.95%, 1/25/27	150,000	154,125
		716,175
Ecuador — 0.9%
Republic of Ecuador, Registered,
7.95%, 6/20/24	300,000	284,310
Republic of Ecuador, Registered,
7.88%, 1/23/28 (a)	200,000	177,340
		461,650
Egypt — 1.1%
Arab Republic of Egypt,
Registered, 5.88%, 6/11/25	200,000	188,237
Arab Republic of Egypt,
Registered, 6.59%, 2/21/28 (a)	200,000	185,603
Arab Republic of Egypt,
Registered, 7.90%, 2/21/48 (a)	200,000	184,112
		557,952
El Salvador — 0.4%
Republic of El Salvador,
Registered, 7.75%, 1/24/23	60,000	63,072
Republic of El Salvador,
Registered, 5.88%, 1/30/25	161,000	153,204
		216,276
Ghana — 0.4%
Republic of Ghana, Registered,
7.88%, 8/7/23	200,000	207,792

Guatemala — 0.4%
Comcel Trust, Registered, 6.88%,
2/6/24, Callable 3/14/19 @
103.44 (b)	200,000	206,669

India — 0.4%
Export-Import Bank of India,
Registered, 3.38%, 8/5/26	200,000	186,400

Indonesia — 4.4%
Indonesia Government Bond,
Registered, 5.13%, 1/15/45	200,000	207,317
Pertamina Persero PT, 5.63%,
5/20/43	200,000	201,062
Perusahaan Listrik Negara PT,
4.13%, 5/15/27 (a)	450,000	433,928
Perusahaan Listrik Negara PT,
5.45%, 5/21/28 (a)	200,000	209,764
Republic of Indonesia, 4.10%,
4/24/28	345,000	342,388
Republic of Indonesia,
Registered, 5.38%, 10/17/23	270,000	288,521
Republic of Indonesia,
Registered, 8.50%, 10/12/35	100,000	139,141
Republic of Indonesia,
Registered, 6.63%, 2/17/37	100,000	119,163
Republic of Indonesia,
Registered, 7.75%, 1/17/38	100,000	133,911
Republic of Indonesia,
Registered, 6.75%, 1/15/44	200,000	250,825
		2,326,020
Iraq — 0.5%
Republic of Iraq, Registered,
5.80%, 1/15/28, Callable
3/31/19 @ 100 (b)	250,000	236,373

Ireland — 0.4%
C&W Senior Financing DAC,
7.50%, 10/15/26, Callable
10/15/21 @ 103.75 (a)(b)	200,000	198,562

Jamaica — 0.4%
Government of Jamaica, 6.75%,
4/28/28	200,000	220,200

Kazakhstan — 0.4%
Kazmunaygas National Co.,
5.75%, 4/19/47 (a)	200,000	201,560

Kenya — 0.4%
Republic of Kenya, 7.25%,
2/28/28 (a)	200,000	195,144

Lebanon — 0.0%
Republic of Lebanon, Series G,
6.38%, 3/9/20	22,000	21,094

Mexico — 5.9%
Banco Mercantil del Norte SA,
5.75% (H15T5Y + 445 bps),
10/4/31, Callable 10/4/26 @
100 (b)(d)	200,000	187,520
Comision Federal de Electricidad, Registered, 4.75%, 2/23/27	200,000	194,750
Nemak Sab de CV, 4.75%,
1/23/25, Callable 1/23/21 @
103.56 (a)(b)	200,000	193,000
Petroleos Mexicanos, 6.38%,
2/4/21	221,000	224,315
Petroleos Mexicanos, 3.50%,
1/30/23	100,000	91,625
Petroleos Mexicanos, 4.50%,
1/23/26	191,000	167,918
Petroleos Mexicanos, 6.50%,
3/13/27	299,000	286,710
Petroleos Mexicanos, 5.35%,
2/12/28	322,000	281,749
Petroleos Mexicanos, 6.50%,
1/23/29	272,000	256,020
Petroleos Mexicanos, 6.63%,
6/15/35	220,000	198,825
Petroleos Mexicanos, 5.50%,
6/27/44	100,000	79,000
Petroleos Mexicanos, 6.75%,
9/21/47	66,000	57,520
Petroleos Mexicanos, 6.35%,
2/12/48	36,000	30,060
United Mexican States, 3.75%,
1/11/28	200,000	190,900
United Mexican States, 4.50%,
4/22/29	200,000	200,602
United Mexican States, 6.05%,
1/11/40	80,000	87,400

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Mexico, continued
United Mexican States, Series M,
4.75%, 3/8/44	230,000	216,775
United Mexican States, 4.60%,
1/23/46	200,000	184,500
		3,129,189
Mongolia — 0.4%
Mongolia Government
International Bond, 5.13%,
12/5/22	200,000	194,483

Morocco — 0.8%
Kingdom of Morocco, Registered,
5.50%, 12/11/42	200,000	209,554
Office Cherifien DES Pho, 4.50%,
10/22/25	200,000	195,796
		405,350
Nigeria — 1.1%
Republic of Nigeria, 6.38%,
7/12/23	200,000	202,174
Republic of Nigeria, 7.70%,
2/23/38 (a)	200,000	192,000
Republic of Nigeria, Registered,
6.50%, 11/28/27	200,000	191,080
		585,254
Oman — 1.9%
Oman Government International
Bond, 4.13%, 1/17/23 (a)	290,000	273,221
Oman Government International
Bond, 5.63%, 1/17/28 (a)	200,000	181,914
Oman Government International
Bond, Registered, 5.38%,
3/8/27	400,000	361,610
Oztel Holdings SPC, Ltd., 5.63%,
10/24/23 (a)	200,000	194,710
		1,011,455
Panama — 0.5%
Republic of Panama, 6.70%,
1/26/36	41,000	51,906
Republic of Panama, 4.50%,
4/16/50, Callable 10/16/49
@ 100 (b)	200,000	200,702
		252,608
Peru — 0.6%
BBVA Banco Continental,
Registered, 5.00%, 8/26/22	10,000	10,336
Peru LNG Srl, 5.38%, 3/22/30 (a)	200,000	200,810
Republic of Peru, 6.55%, 3/14/37	75,000	97,688
Southern Copper Corp., 5.25%,
11/8/42	25,000	24,882
		333,716
Philippines — 0.6%
Republic of Philippines, 7.75%,
1/14/31	120,000	165,336
Republic of Philippines, 6.38%,
10/23/34	100,000	128,910
		294,246
Romania — 0.5%
Romanian Government Bond,
4.88%, 1/22/24	40,000	41,509
Romanian Government Bond,
6.13%, 1/22/44 (a)	50,000	55,650
Romanian Government Bond,
Registered, 5.13%, 6/15/48	154,000	151,690
		248,849
Russian Federation — 2.2%
Gazprom OAO, Registered,
6.51%, 3/7/22	100,000	105,500
Gazprom OAO, Registered,
7.29%, 8/16/37	230,000	264,144
Lukoil International Finance BV,
Registered, 4.75%, 11/2/26	200,000	198,658
MMC Norilsk Nickel OJSC Via
MMC Finance DAC,
Registered, 4.10%, 4/11/23	200,000	194,186
Phosagro OAO Via Phosagro
Bond Funding DAC, 3.95%,
4/24/23 (a)	200,000	191,500
Russian Federation, Registered,
4.25%, 6/23/27	200,000	195,484
		1,149,472
Saudi Arabia — 0.4%
Saudi Government International
Bond, 4.38%, 4/16/29 (a)	200,000	203,660

Senegal — 0.8%
Republic of Senegal, 8.75%,
5/13/21	200,000	215,900
Republic of Senegal, 6.75%,
3/13/48 (a)	200,000	177,851
		393,751
South Africa — 0.9%
Republic of South Africa, 4.67%,
1/17/24	200,000	200,742
Republic of South Africa, 4.88%,
4/14/26	280,000	276,942
		477,684
Sri Lanka — 1.0%
Republic of Sri Lanka, 6.75%,
4/18/28 (a)	200,000	191,786
Republic of Sri Lanka,
Registered, 6.25%, 10/4/20	130,000	130,458
Republic of Sri Lanka,
Registered, 5.88%, 7/25/22	200,000	196,731
		518,975
Turkey — 5.1%
Export Credit Bank of Turkey,
8.25%, 1/24/24 (a)	200,000	206,637
Export Credit Bank of Turkey,
6.13%, 5/3/24 (a)	200,000	188,872
Republic of Turkey, 7.00%, 6/5/20	200,000	205,124
Republic of Turkey, 5.63%,
3/30/21	300,000	303,000
Republic of Turkey, 6.25%,
9/26/22	375,000	380,625
Republic of Turkey, 5.75%,
3/22/24	802,000	789,096
Republic of Turkey, 8.00%,
2/14/34	96,000	104,059
Republic of Turkey, 6.00%,
1/14/41	200,000	177,000
Republic of Turkey, 6.63%,
2/17/45	200,000	189,500
Republic of Turkey, 5.75%,
5/11/47	200,000	170,836
		2,714,749
Ukraine — 0.8%
MHP Lux SA, 6.95%, 4/3/26 (a)	200,000	179,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Ukraine, continued
Ukraine Government, 7.38%,
9/25/32 (a)	290,000	246,818
		425,818
Uruguay — 0.1%
Republic of Uruguay, 4.98%,
4/20/55	25,000	25,125
Republic of Uruguay, PIK, 7.88%,
1/15/33	20,000	27,191
Republica Oriental del Uruguay,
4.50%, 8/14/24	10,000	10,370
Republica Oriental del Uruguay,
5.10%, 6/18/50	10,000	10,310
		72,996
Venezuela — 0.3%
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	176,000	55,563
Petroleos de Venezuela SA,
Registered, 3.78%, 10/27/20	45,000	42,165
Petroleos de Venezuela SA,
Registered, 6.00%, 5/16/24	155,771	38,320
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26	32,000	7,040
		143,088
Zambia — 0.9%
Republic of Zambia, Registered,
5.38%, 9/20/22	330,000	258,046
SASOL Financing USA LLC,
5.88%, 3/27/24, Callable
2/27/24 @ 100 (b)	200,000	206,321
		464,367
TOTAL YANKEE DOLLARS
(COST $24,729,231)		23,842,370

	Shares
Investment Companies — 2.7%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 2.20%(e)	1,397,323	1,397,323
TOTAL INVESTMENT COMPANIES
(COST $1,397,323)		1,397,323

TOTAL INVESTMENTS IN SECURITIES
(COST $53,318,358) — 97.6%		51,054,109
Other Assets (Liabilities) - 2.4%		1,269,024
NET ASSETS - 100%		$52,323,133
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at January 31, 2019.
(d)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on January 31, 2019.
(e)	The rate represents the annualized one day yield that was in effect on January 31, 2019.
bps	Basis Points
H15T5Y	5 Year Treasury Constant Maturity Rate
LLC	Limited Liability Company
MTN	Medium Term Note
PIK	Payment-in-Kind

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2019:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bond	79.5
Oil, Gas & Consumable Fuels	6.7
Investment Companies	2.7
Electric Utilities	2.2
Diversified Financial Services	1.2
Chemicals	1.2
Banks	0.7
Wireless Telecommunication Services	0.7
Thrifts & Mortgage Finance	0.4
Auto Components	0.4
Capital Markets	0.4
Construction & Engineering	0.4
Metals & Mining	0.4
Paper & Forest Products	0.4
Machinery	0.3
Total	97.6

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited)

Futures Contracts Purchased

	Number of	Expiration	Notional	Value and Unrealized
Description	Contracts	Date	Amount	Appreciation/ (Depreciation)
5-Year US Treasury Note Futures	38	3/29/19	$4,364,657	$80,668
			$4,364,657	$80,668

Futures Contracts Sold

	Number of	Expiration	Notional	Value and Unrealized
Description	Contracts	Date	Amount	Appreciation/ (Depreciation)
10-Year US Treasury Note Futures	28	3/20/19	$3,429,126	($96,064)
			$3,429,126	($96,064)

	Total unrealized appreciation			$80,668
	Total unrealized depreciation			$(96,064)
	Total net unrealized appreciation/(depreciation)			$(15,396)

Credit Default Swap Agreements - Buy Protection(a)

			Implied					Upfront
			Credit					Premiums	Unrealized
			Spread at			Notional		Paid/	Appreciation/
	Pay Fixed	Payment	January 31,		Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	Rate (%)	Frequency	2019 (%)(b)	Counterparty	Date	($)(c)	Value ($)	($)	($)
				Barclays Bank
Republic of Colombia	1.00	Quarterly	0.78	PLC	12/20/21	110,000	(762)	3,534	(4,296)
Republic of Panama	1.00	Quarterly	0.26	JP Morgan Chase	12/20/20	250,000	(3,726)	7,223	(10,949)
				Barclays Bank
Republic of Turkey	1.00	Quarterly	2.41	PLC	12/20/21	180,000	6,701	13,194	(6,493)
United Mexican States	1.00	Quarterly	0.89	Credit Suisse	12/20/21	210,000	(711)	5,656	(6,367)
							1,502	29,607	(28,105)

Credit Default Swap Agreements - Sell Protection(a)

			Implied					Upfront
			Credit					Premiums	Unrealized
	Receive		Spread at			Notional		Paid/	Appreciation/
	Fixed Rate	Payment	January 31,		Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	(%)	Frequency	2019 (%)(b)	Counterparty	Date	($)(c)	Value ($)	($)	($)
CDX Emerging Markets
Index, Series 25*	1.00	Quarterly	0.90	Credit Suisse	6/20/21	1,510,500 **	7,384	(93,198)	100,582
CDX Emerging Markets				Barclays Bank
Index, Series 26*	1.00	Quarterly	1.13	PLC	12/20/21	485,000 **	(1,063)	(37,267)	36,204
				Barclays Bank
Republic of Colombia	1.00	Quarterly	0.71	PLC	6/20/21	100,000	758	(4,440)	5,198
				Barclays Bank
Republic of Indonesia	1.00	Quarterly	0.59	PLC	6/20/21	100,000	958	(2,534)	3,492
				Barclays Bank
Republic of Panama	1.00	Quarterly	0.26	PLC	12/20/20	125,000	1,863	(4,644)	6,507
Republic of Peru	1.00	Quarterly	0.28	Credit Suisse	9/20/20	125,000	1,621	(2,370)	3,991
Republic of Peru	1.00	Quarterly	0.37	Bank of America	6/20/21	40,000	643	(906)	1,549
							12,164	(145,359)	157,523

					Total swap agreements at value (assets)				19,928
					Total swap agreements at value (liabilities)				(6,262)
					Net swap agreements at value				13,666

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

Centrally Cleared Credit Default Swap Agreements - Sell Protection(a)

			Implied				Upfront
			Credit				Premiums	Unrealized
	Receive		Spread at		Notional		Paid/	Appreciation/
	Fixed Rate	Payment	January 31,	Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	(%)	Frequency	2019 (%)(b)	Date	($)(c)	Value ($)	($)	($)
Republic of Argentina	5.00	Daily	6.13	12/20/22	760,000	(27,560)	80,192	(107,752)
						(27,560)	80,192	(107,752)
____________________
(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

*	As of January 31, 2019, the CDX Emerging Market Index, Series 25 and Series 26 included securities which had defaulted and represented 5% and 3%, respectively, of the Index.
**	Reflects the notional amount after the default of securities.

Forward Currency Exchange Contracts - Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
U.S. Dollar	106,939	Czech Koruna	2,410,800	UBS AG	4/24/19	(547)
U.S. Dollar	1,153,689	Mexican Peso	23,907,887	Goldman Sachs	3/20/19	(88,108)
U.S. Dollar	153,000	Mexican Peso	2,919,148	Goldman Sachs	3/20/19	1,377
U.S. Dollar	850,000	Polish Zloty	3,214,377	Bank of America	2/21/19	(14,539)
U.S. Dollar	237,142	Romanian Leu	994,067	Goldman Sachs	2/6/19	(3,279)
U.S. Dollar	140,730	South African Rand	1,933,476	Goldman Sachs	2/6/19	(5,034)
U.S. Dollar	60,000	South African Rand	866,524	JP Morgan Chase	2/6/19	(5,327)
						(115,458)

Forward Currency Exchange Contracts - Long Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
Romanian Leu	994,067	U.S. Dollar	243,227	Credit Suisse	2/6/19	(2,806)
Romanian Leu	994,067	U.S. Dollar	236,521	Goldman Sachs	5/7/19	3,461
Mexican Peso	9,747,070	U.S. Dollar	477,970	Goldman Sachs	3/20/19	28,302
Polish Zloty	6,419,115	U.S. Dollar	1,695,589	Goldman Sachs	2/21/19	30,896
Polish Zloty	140,000	U.S. Dollar	37,300	JP Morgan Chase	2/21/19	354
South African Rand	2,800,000	U.S. Dollar	196,050	Goldman Sachs	2/6/19	15,040
South African Rand	1,933,476	U.S. Dollar	139,250	Goldman Sachs	5/7/19	4,968
Thai Baht	5,451,654	U.S. Dollar	171,253	Standard Chartered Bank	4/25/19	3,668
Turkish Lira	1,439,055	U.S. Dollar	260,000	Goldman Sachs	4/26/19	6,585

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

						Net Unrealized
						Appreciation/
Description and amount of currency to be					Settlement	(Depreciation)
purchased				Counterparty	Date	($)
Turkish Lira	1,601,255	U.S. Dollar	278,049	Standard Chartered Bank	4/26/19	18,583
						109,051

			Total unrealized appreciation			$113,234
			Total unrealized depreciation			(119,641)
			Total net unrealized appreciation/(depreciation)			$(6,407)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks — 93.3%
Argentina — 9.3%
Banco Macro SA, ADR	6,025	348,667
BBVA Banco Frances SA, ADR	10,782	146,096
Central Puerto SA, ADR	10,993	115,427
Globant SA(a)	3,150	212,940
YPF Sociedad Anonima, ADR	14,744	241,064
		1,064,194
Bangladesh — 0.9%
Square Pharmaceuticals, Ltd.	32,418	101,723

Cambodia — 1.7%
NagaCorp, Ltd.	154,000	189,988

Colombia — 3.5%
Banco Davivienda SA	35,329	405,744

Croatia — 0.1%
Ledo dd(a)(b)	311	9,307

Egypt — 15.7%
Cairo Investment & Real Estate
Development Co. SAE(a)	43,865	22,904
Centamin PLC	147,257	227,716
Cleopatra Hospital(a)	118,253	34,678
Commercial International Bank,
Registered, GDR	53,227	258,651
Credit Agricole Egypt	81,770	198,048
Juhayna Food Industries	649,583	423,514
MM Group For Industry & International
Trade SAE(a)	329,265	201,278
Talaat Moustafa Group	701,129	452,862
		1,819,651
Georgia — 5.3%
Bank of Georgia Group PLC	8,428	169,277
Georgia Capital PLC(a)	6,782	96,553
TBC Bank Group PLC	18,270	345,015
		610,845
Kazakhstan — 4.0%
Halyk Savings Bank of Kazakhstan
JSC, Registered, GDR	29,858	300,730
Kaz Minerals PLC	20,214	157,815
		458,545
Kenya — 3.0%
Safaricom, Ltd.	1,443,800	341,783

Kuwait — 12.9%
Agility Public Warehousing Co. KSC	127,257	325,610
Human Soft Holding Co. KSC	50,460	533,792
National Bank of Kuwait SAK	219,360	629,436
		1,488,838
Mauritius — 1.7%
MCB Group, Ltd.	24,500	197,441

Morocco — 2.8%
Attijariwafa Bank	6,884	325,794

Nigeria — 2.1%
Dangote Cement PLC	170,979	89,386
Guaranty Trust Bank PLC	1,642,153	151,951
		241,337
Peru — 2.7%
Credicorp, Ltd.	1,275	309,545

Philippines — 8.7%
International Container Termin	272,460	565,838
Puregold Price Club, Inc.(a)	303,939	265,605
Vista Land & Lifescapes, Inc.	1,459,100	163,672
		995,115
Romania — 3.4%
BRD-Groupe Societe Generale	85,024	206,417
SIF 5 Oltenia Craiova	250,667	125,209
Societatea Nationala de Gaze	1,513	10,234
Sphera Franchise Group SA	9,534	47,046
		388,906
United Arab Emirates — 9.9%
Abu Dhabi National Oil Co. For
Distribution PJSC	147,228	92,669
Aramex PJSC	44,213	51,227
Aramex PJSC	189,768	216,335
DP World, Ltd.	15,489	275,705
Emaar Development PJSC	34,972	38,037
Emaar Properties PJSC	128,231	151,234
Emirates NBD PJSC	57,974	150,586
NMC Health PLC	4,814	162,942
		1,138,735
Vietnam — 5.6%
Masan Group Corp.(a)	49,200	165,466
Vietnam Dairy Products JSC	7,650	44,581
Vietnam Technological & Commercial
Joint Stock Bank(a)	204,500	234,748
Vincom Retail JSC(a)	155,179	196,042
		640,837
TOTAL COMMON STOCKS
(COST $11,645,260)		10,728,328

Participatory Notes — 2.0%
United Arab Emirates — 0.1%
Aramex PJSC, 3/14/19, (Merrill Lynch
International & Co.)	8,301	9,606

Vietnam — 1.9%
Vietnam Dairy Products JSC, 2/12/19,
(JPMorgan Chase)	37,520	218,346

TOTAL PARTICIPATORY NOTES
(COST $275,952)		227,952

Investment Companies — 1.6%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 2.20%(c)	182,511	182,511
TOTAL INVESTMENT COMPANIES
(COST $182,511)		182,511

TOTAL INVESTMENTS IN SECURITIES
(COST $12,103,723) — 96.9%		11,138,791
Other Assets (Liabilities) - 3.1%		353,051
NET ASSETS - 100%		$11,491,842
____________________
(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of January 31, 2019.
(c)	The rate represents the annualized one day yield that was in effect on January 31, 2019.
ADR	American Depositary Receipt
GDR	Global Depository Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2019:

Percentage of
Industry	Net Assets at Value (%)
Banks	38.0
Real Estate Management & Development	8.9
Transportation Infrastructure	7.3
Food Products	5.6
Air Freight & Logistics	5.2
Diversified Consumer Services	4.6
Metals & Mining	3.4
Wireless Telecommunication Services	3.0
Food & Staples Retailing	2.3
Oil, Gas & Consumable Fuels	2.2
Hotels, Restaurants & Leisure	2.1
Equity Real Estate Investment Trusts	1.9
Software	1.9
Capital Markets	1.9
Distributors	1.8
Health Care Providers & Services	1.7
Investment Companies	1.6
Independent Power and Renewable Electricity Producers	1.0
Pharmaceuticals	0.9
Construction Materials	0.8
Specialty Retail	0.8
Total	96.9

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks — 100.7%
China — 16.6%
A-Living Services Co., Ltd.(a)	444,500	591,117
Angang Steel Co., Ltd.	404,000	303,917
Anton Oilfield Services Group/Hong
Kong(a)	2,486,000	289,983
Avichina Industry & Technology	958,000	639,151
BBI Life Sciences Corp.	1,209,000	340,592
China Communications Construction
Co., Ltd.	657,000	659,275
China Resources Cement Holdings, Ltd.	862,000	875,495
China Singyes Solar Technologies
Holdings, Ltd.	1,451,000	189,270
China Xinhua Education Group, Ltd.(a)	2,469,000	683,450
China XLX Fertiliser, Ltd.	1,635,000	592,144
CNOOC, Ltd.	175,000	292,508
Daqo New Energy Corp., ADR(a)	7,109	284,787
Guangzhou R&F Properties Co. Ltd.,
Class H	120,400	240,198
Li Ning Co., Ltd.(a)	175,000	215,331
Shimao Property Holdings, Ltd.	208,500	593,754
Sinopec Engineering Group Co., Ltd.,
Class H	112,500	110,588
Sitc International Holdings Co., Ltd.	437,000	401,246
Texhong Textile Group, Ltd.	257,000	344,628
Vishop Holdings, Ltd., ADR(a)	45,504	349,926
Yichang Hec Changjiang Pha, Class H	65,800	267,983
		8,265,343
Hong Kong — 15.2%
CGN New Energy Holdings Co., Ltd.	2,424,000	339,483
China Education Group Holdings,
Ltd.(a)	830,000	1,179,248
Dah Sing Financial Holdings Ltd.	30,800	170,722
Dream International, Ltd.	690,000	385,575
EVA Precision Industrial Holdings, Ltd.	5,596,000	536,400
Far East Consortium International, Ltd.	1,172,000	523,366
HKBN, Ltd.	152,500	235,769
Hongkong Land Holdings, Ltd.	102,800	739,534
Jacobson Pharma Corp., Ltd.	2,984,000	601,544
K Wah International Holdings, Ltd.	289,000	159,404
Kingboard Chemical Holdings, Ltd.	111,500	392,353
Kingmaker Footwear Holdings, Ltd.	892,000	190,609
Lee & Man Chemical Co., Ltd.	216,000	147,562
Oriental Watch Holdings, Ltd.	2,738,000	702,739
Tongda Group Holdings, Ltd.	1,130,000	153,549
Valuetronics Holdings, Ltd.	1,554,620	817,453
Xinyi Glass Holdings, Ltd.	240,000	292,337
		7,567,647
India — 15.5%
ACC, Ltd.	10,430	209,210
Action Construction Equipment, Ltd.	331,079	410,929
Ahluwalia Contracts India, Ltd.	21,753	85,955
CESC, Ltd.	34,292	335,230
Cyient, Ltd.	48,626	417,812
Federal Bank, Ltd.	391,271	474,448
Godawari Power and Ispat, Ltd.(a)	153,022	502,548
Himadri Speciality Chemical, Ltd.	274,280	454,469
Indian Bank	54,564	173,709
Indraprastha Gas, Ltd.	120,211	480,399
JK Tyre & Industries, Ltd.	305,217	390,809
JM Financial, Ltd.	113,941	124,561
Khadim India, Ltd.	17,161	107,807
Magma Fincorp, Ltd.	263,276	363,972
Muthoot Finance, Ltd.	73,451	517,463
Navin Fluorine International, Ltd.	29,038	257,472
RP- SG Business Process Services,
Ltd.(a)	1	4
RP-SG Retail, Ltd.(a)	8,612	21,095
Sandhar Technologies, Ltd.	136,958	536,818
Simplex Infrastructures, Ltd.	103,386	229,341
Sobha, Ltd.	76,554	509,996
Star Cement, Ltd.	158,781	207,189
Suven Life Sciences, Ltd.	139,460	380,741
Welspun India, Ltd.	604,701	513,955
		7,705,932
Indonesia — 5.5%
Indo Tambangraya Megah PT	473,300	774,239
PT ACE Hardware Indonesia Tbk	3,599,900	438,587
PT Bank Tabungan Negara Tbk	1,077,200	212,267
PT Pakuwon Jati Tbk	6,136,000	285,895
PT Tunas Baru Lampung Tbk	2,383,400	164,735
PT XL Axiata Tbk(a)	2,657,200	412,673
Vale Indonesia TBK PT(a)	1,555,500	431,518
		2,719,914
Japan — 1.2%
Universal Entertainment Corp.	19,800	595,933

Korea, Republic Of — 16.5%
ABLBio, Inc.(a)	10,409	158,123
Asia Cement Co., Ltd.(a)	5,492	633,129
BGF Retail Co., Ltd.	1,325	218,769
CJ Korea Express Co. Ltd.(a)	1,103	166,815
Cuckoo Homesys Co., Ltd.(a)	4,913	782,345
Dentium Co., Ltd.	11,877	782,988
DGB Financial Group, Inc.	70,724	552,460
HDC Hyundai Development Co-
Engineering & Construction(a)	11,335	503,871
Hyundai Mipo Dockyard Co.	6,392	362,258
JW Life Science Corp.(a)	38,251	775,509
KIWOOM Securities Co., Ltd.	10,955	852,581
POSCO	2,410	594,994
Shinsegae Department Store Co.	1,611	384,760
SK Hynix, Inc.	11,981	801,274
Vieworks Co., Ltd.	2,890	89,321
Youngone Corp.	18,662	581,634
		8,240,831
Macau — 0.6%
MGM China Holdings, Ltd.	156,400	303,686

Malaysia — 3.6%
ATA IMS Berhad(a)	817,000	340,561
Bermaz Auto Berhad	863,500	461,911
Kerjaya Prospek Group Berhad	512,920	158,092
Pentamaster International, Ltd.(a)	4,068,000	484,501
Scientex Berhad	173,100	372,628
		1,817,693
Singapore — 2.1%
Aslan Pharmaceuticals, Ltd., ADR(a)	64,898	220,653
Comfortdelgro Corp., Ltd.	174,500	302,866
HRnetGroup, Ltd.	920,100	534,214
		1,057,733
Taiwan, Province of China — 18.7%
Accton Technology Corp.	103,000	370,712
Asia Cement Corp.	967,000	1,162,742
Cleanaway Co., Ltd.	132,000	731,648
E Ink Holdings, Inc.	321,000	343,912
Gigabyte Technology Co., Ltd.	419,000	559,525
Globalwafers Co., Ltd.	38,000	375,789
Largan Precision Co., Ltd.	3,000	381,464
Mega Financial Holdings Co., Ltd.	771,000	673,100

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Taiwan, Province of China, continued
PharmaEngine, Inc.	125,196	437,517
Primax Electronics, Ltd.	567,000	950,755
Radiant Opto-Electronics Corp.	125,000	358,670
Sinbon Electronics Co., Ltd.	353,989	991,027
Sunonwealth Electric Machine Industry
Co., Ltd.	252,000	313,829
WT Microelectronics Co., Ltd.	572,729	767,615
Yageo Corp.	87,703	959,025
		9,377,330
Thailand — 5.2%
B Grimm Power PCL	488,600	466,928
Erawan Group PCL (The)	3,302,600	768,779
Sri Trang Agro-Industry PCL	979,000	477,805
Taokaenoi Food & Marketing	824,800	251,359
TPI Polene Power PCL	2,993,200	614,456
		2,579,327
TOTAL COMMON STOCKS
(COST $56,621,203)		50,231,369

Warrant — 0.0%
Singapore — 0.0%
Ezion Holdings, Ltd., 4/6/23	432,120	–

TOTAL WARRANT
(COST $–)		–

TOTAL INVESTMENTS IN SECURITIES
(COST $56,621,203) — 100.7%		50,231,369
Other Assets (Liabilities) - (0.7)%		(359,826)
NET ASSETS - 100%		$49,871,543
____________________
(a)	Represents non-income producing security.
ADR	American Depositary Receipt

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2019:

Industry	Percentage of Net Assets at Value (%)
Electronic Equipment, Instruments &
Components	9.6
Construction Materials	6.2
Real Estate Management & Development	6.1
Specialty Retail	5.0
Semiconductors & Semiconductor
Equipment	4.6
Banks	4.5
Pharmaceuticals	4.1
Construction & Engineering	3.9
Textiles, Apparel & Luxury Goods	3.7
Chemicals	3.7
Metals & Mining	3.7
Diversified Consumer Services	3.7
Auto Components	3.4
Machinery	3.3
Technology Hardware, Storage &
Peripherals	3.0
Independent Power and Renewable
Electricity Producers	2.8
Commercial Services & Supplies	2.7
Biotechnology	2.3
Hotels, Restaurants & Leisure	2.2
Oil, Gas & Consumable Fuels	2.1
Capital Markets	2.0
Leisure Products	2.0
Consumer Finance	1.8
Health Care Equipment & Supplies	1.7
Aerospace & Defense	1.3
Professional Services	1.1
Gas Utilities	1.0
Road & Rail	0.9
Marine	0.8
Multiline Retail	0.8
Wireless Telecommunication Services	0.8
Food Products	0.8
Software	0.8
Internet & Direct Marketing Retail	0.7
Containers & Packaging	0.7
Electric Utilities	0.7
Communications Equipment	0.7
Energy Equipment & Services	0.6
Diversified Telecommunication Services	0.5
Food & Staples Retailing	0.4
IT Services	—
Total	100.7

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited)

	Principal
	Amount †		Value ($)
Foreign Bonds — 12.6%
Belgium — 0.6%
Solvay Finance, 5.12% (EUSA5 + 489
bps), Callable 6/2/21 @ 100
(a)(b)(c)		150,000	184,089

Denmark — 0.2%
DONG Energy A/S, 6.25% (EUSA5 +
475 bps), 6/26/13, Callable
6/26/23 @ 100 (a)(c)	EUR	50,000	65,506

France — 4.4%
Accor SA, 4.13% (EUSA5 + 365 bps),
Callable 6/30/20 @ 100 (a)(b)(c)		100,000	117,711
Arkema SA, 4.75% (EUSA5 + 435
bps), Callable 10/29/20 @ 100
(a)(b)(c)		100,000	120,979
AXA SA, Series E, 3.94% (EUSA10 +
390 bps), Callable 11/7/24 @ 100
(a)(b)(c)		100,000	121,867
Credit Agricole SA, 6.50% (EUSA5 +
512 bps), Callable 6/23/21 @ 100
(a)(b)(c)		200,000	244,732
Crown European Holdings,
Registered, 4.00%, 7/15/22,
Callable 4/15/22 @ 100 (a)		100,000	124,384
Electricite de France SA, Series E,
5.38% (EUSA12 + 379 bps),
Callable 1/29/25 @ 100 (a)(b)(c)		100,000	121,028
Europcar Groupe SA, 5.75%, 6/15/22,
Callable 2/22/19 @ 102.88 (a)		100,000	117,290
GDF SUEZ, 4.75% (EUSA8 + 342
bps), Callable 7/10/21 @ 100
(a)(b)(c)		100,000	123,134
Orange SA, 5.00% (EUSA5 + 399
bps), Callable 10/1/26 @ 100
(a)(b)(c)		200,000	249,254
			1,340,379
Germany — 1.9%
Allianz SE, 3.38% (EUAMDB10 + 320
bps), Callable 9/18/24 @ 100
(a)(b)(c)		100,000	120,956
IHO Verwaltungs GmbH, 3.25%,
9/15/23, Callable 9/15/19 @
101.63 (a)		100,000	112,404
Talanx AG, Series E, 8.37%
(EUR003M + 706 bps), 6/15/42,
Callable 6/15/22 @ 100 (a)(c)		100,000	139,779
Unitymedia GmbH, Registered, 6.25%,
1/15/29, Callable 1/15/21 @
103.13 (a)		112,500	141,607
Volkswagen AG, 5.13% (EUSA10 +
335 bps), Callable 9/4/23 @ 100
(a)(b)(c)		50,000	61,361
			576,107
Ireland — 0.4%
Ardagh Packaging Holdings, Ltd.,
4.13%, 5/15/23, Callable 5/15/19
@ 102.06 (a)(d)		100,000	117,586

Italy — 0.3%
Wind Tre SpA, 3.13%, 1/20/25,
Callable 11/3/20 @ 101.56 (a)(d)		100,000	100,841

Luxembourg — 0.9%
Ineos Group Holdings SA, Registered,
5.38%, 8/1/24, Callable 8/1/19 @
102.69 (a)		100,000	116,032
Kleopatra Holdings 1 SCA, 8.50%,
6/30/23, Callable 7/15/19 @ 102
(a)(d)		104,625	59,503
Telenet Finance VI Luxembourg SCA,
Registered, 4.88%, 7/15/27,
Callable 7/15/21 @ 102.44 (a)		90,000	110,556
			286,091
Netherlands — 2.0%
ABN AMRO Bank NV, 5.75% (EUSA5
+ 545 bps), Callable 9/22/20 @
100 (a)(b)(c)		200,000	237,922
LGE Holdco VI BV, Registered, 7.13%,
5/15/24, Callable 5/15/19 @
103.56 (a)		100,000	120,151
NN Group NV, 4.62% (EUR003M +
395 bps), 4/8/44, Callable 4/8/24
@ 100 (a)(c)		100,000	123,710
Vonovia Finance BV, 4.00% (EUSA5 +
339 bps), Callable 12/17/21 @
100 (a)(b)(c)		100,000	119,581
			601,364
Spain — 0.4%
Gas Natural Fenosa Finance BV,
4.13% (EUSA8 + 335 bps),
Callable 11/18/22 @ 100 (a)(b)(c)		100,000	118,853

Sweden — 0.4%
Volvo Treasury AB, 4.20% (EUSA5 +
380 bps), 6/10/75, Callable
6/10/20 @ 100 (a)(c)	EUR	100,000	118,663

United Kingdom — 1.1%
Aviva PLC, Series E, 3.38%
(EUR003M + 355 bps), 12/4/45,
Callable 12/4/25 @ 100 (a)(c)	EUR	100,000	114,554
CNH Industrial Finance Europe SA,
Series E, 1.75%, 9/12/25,
Callable 6/12/25 @ 100 (a)		100,000	112,644
Virgin Media Finance PLC, Registered,
4.50%, 1/15/25, Callable 1/15/20
@ 102.25 (a)	EUR	100,000	117,291
			344,489
TOTAL FOREIGN BONDS
(COST $3,909,455)			3,853,968

	Principal
	Amount ($)
Yankee Dollars — 25.8%
Argentina — 1.2%
IRSA Propiedades Comerciales SA,
Registered, 8.75%, 3/23/23,
Callable 3/23/20 @ 104.38 (a)		23,000	22,464
Petrobras Argentina SA, Registered,
7.38%, 7/21/23, Callable 7/21/20
@ 103.69 (a)		28,000	26,530

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Argentina, continued
Provincia de Buenos Aires, 6.50%,
2/15/23 (d)	52,000	44,980
Provincia de Buenos Aires,
Registered, 6.50%, 2/15/23	50,000	43,250
Republic of Argentina, 5.63%, 1/26/22	60,000	54,391
Republic of Argentina, 4.63%, 1/11/23	20,000	17,150
Republic of Argentina, 6.88%, 1/26/27	53,000	44,865
Republic of Argentina, 6.88%, 1/11/48	4,000	3,066
Republic of Argentina, 7.13%, 6/28/17	14,000	10,885
YPF SA, Registered, 8.75%, 4/4/24	15,000	15,086
YPF Sociedad Anonima, Registered,
8.50%, 3/23/21	77,000	78,423
		361,090
Bahamas — 0.8%
Silversea Cruise Finance, 7.25%,
2/1/25, Callable 2/1/20 @ 105.44
(a)(d)	241,000	258,171

Bermuda — 0.7%
Viking Cruises, Ltd., 5.88%, 9/15/27,
Callable 9/15/22 @ 102.94 (a)(d)	219,000	214,072
VOC Escro, Ltd., 5.00%, 2/15/28,
Callable 2/15/23 @ 102.5 (a)(d)	11,000	10,709
		224,781
Brazil — 2.4%
Banco Do Brasil (Cayman),
Registered, 6.00%, 1/22/20	100,000	102,325
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	100,000	101,125
Federal Republic of Brazil, 8.88%,
4/15/24	24,000	29,790
Federal Republic of Brazil, 8.25%,
1/20/34	40,000	51,000
Itau Unibanco Holding SA/KY,
Registered, 5.75%, 1/22/21	200,000	206,300
Petrobras Global Finance BV, 6.25%,
3/17/24	62,000	65,434
Petrobras Global Finance BV, 7.38%,
1/17/27	163,000	177,262
Petrobras Global Finance BV, 7.25%,
3/17/44	3,000	3,159
Vale SA, 4.38%, 1/11/22	6,000	6,032
		742,427
Canada — 4.4%
Bausch Health Cos., Inc., 5.63%,
12/1/21, Callable 3/15/19 @ 100
(a)(d)	95,000	95,119
Bausch Health Cos., Inc.,
5.50%, 11/1/25, Callable
11/1/20 @ 102.75 (a)(d)	200,000	199,472

GFL Environmental, Inc., 5.63%,
5/1/22, Callable 5/1/19 @ 102.81
(a)(d)	79,000	75,914
GFL Environmental, Inc., 5.38%,
3/1/23, Callable 3/1/20 @ 102.69
(a)(d)	37,000	34,595
Hudbay Minerals, Inc., 7.25%, 1/15/23,
Callable 7/15/19 @ 103.63 (a)(d)	2,000	2,060
Hudbay Minerals, Inc., 7.63%, 1/15/25,
Callable 1/15/20 @ 105.72 (a)(d)	158,000	162,344
Iamgold Corp., 7.00%, 4/15/25,
Callable 4/15/20 @ 105.25 (a)(d)	147,000	143,509
Mattamy Group Corp., 6.88%,
12/15/23, Callable 12/15/19 @
103.44 (a)(d)	64,000	62,234
Mattamy Group Corp., 6.50%, 10/1/25,
Callable 10/1/20 @ 104.88 (a)(d)	50,000	46,375
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22, Callable
12/15/19 @ 104 (a)(d)	110,000	111,100
New Gold, Inc., 6.25%, 11/15/22,
Callable 2/21/19 @ 102.08 (a)(d)	140,000	129,150
Northwest Acquisitions ULC, 7.13%,
11/1/22, Callable 11/1/19 @
103.56 (a)(d)	18,000	17,932
Nova Chemicals Corp., 5.25%, 8/1/23,
Callable 3/15/19 @ 102.63 (a)(d)	40,000	38,892
Nova Chemicals Corp., 4.88%, 6/1/24,
Callable 3/3/24 @ 100 (a)(d)	150,000	142,499
Nova Chemicals Corp., 5.00%, 5/1/25,
Callable 1/31/25 @ 100 (a)(d)	34,000	31,280
Nova Chemicals Corp., 5.25%, 6/1/27,
Callable 3/3/27 @ 100 (a)(d)	13,000	11,863
		1,304,338
Chile — 0.0%
Codelco, Inc., 5.63%, 9/21/35 (d)	7,000	7,797

Colombia — 0.3%
Bancolombia SA, 6.13%, 7/26/20	21,000	21,714
Bancolombia SA, 5.13%, 9/11/22	35,000	36,050
Republic of Colombia, 8.13%, 5/21/24	40,000	47,500
		105,264
El Salvador — 0.1%
Republic of El Salvador, Registered,
7.75%, 1/24/23	35,000	36,792

France — 1.0%
Electricite de France SA, Registered,
5.25% (USSW10 + 371 bps),
Callable 1/29/23 @ 100 (a)(b)(c)	100,000	99,000
Numericable-SFR SA, 7.38%, 5/1/26,
Callable 5/1/21 @ 103.69 (a)(d)	200,000	193,000
		292,000
Germany — 1.3%
IHO Verwaltungs (Schaeffler) GmbH,
4.50%, 9/15/23, Callable 9/15/19
@ 102.25 (a)(d)	200,000	190,500
Unitymedia Kabelbw GmbH, 6.13%,
1/15/25, Callable 1/15/20 @
103.06 (a)(d)	200,000	206,500
		397,000
Guatemala — 0.0%
Central American Bottling Corp.,
5.75%, 1/31/27, Callable 1/31/22
@ 102.88 (a)(d)	10,000	9,963

Indonesia — 0.7%
Majapahit Holding BV, Registered,
7.75%, 1/20/20	200,000	207,288

Ireland — 1.2%
Avolon Holdings Funding, Ltd., 5.13%,
10/1/23, Callable 9/1/23 @ 100
(a)(d)	85,000	86,292
Park Aerospace Holdings, 5.25%,
8/15/22 (d)	93,000	94,423
Park Aerospace Holdings, 5.50%,
2/15/24 (d)	181,000	183,941
		364,656
Israel — 0.1%
Teva Pharmaceuticals NE, 3.15%,
10/1/26	50,000	41,522

Lebanon — 0.0%
Lebanon Government International
Bond, Series G, 7.05%, 11/2/35	18,000	14,352

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Luxembourg — 3.5%
Altice Luxembourg SA, 7.75%,
5/15/22, Callable 3/15/19 @
103.88 (a)(d)	200,000	194,000
ARD Finance SA, 7.13%, 9/15/23,
Callable 9/15/19 @ 103.56 (a)	200,000	193,000
Camelot Finance SA, 7.88%, 10/15/24,
Callable 10/15/19 @ 103.94
(a)(d)	80,000	83,000
FAGE International SA, 5.63%,
8/15/26, Callable 8/15/21 @
102.81 (a)(d)	200,000	172,500
Intelsat Jackson Holdings SA, 8.50%,
10/15/24, Callable 10/15/20 @
106.38 (a)(d)	157,000	158,570
Telenet Finance Luxembourg Notes
Sarl, 5.50%, 3/1/28, Callable
12/1/22 @ 102.75 (a)(d)	200,000	188,999
Trinseo Materials Operating
SCA/Trinseo Materials Finance,
Inc., 5.38%, 9/1/25, Callable
9/1/20 @ 102.69 (a)(d)	66,000	59,750
		1,049,819
Netherlands — 0.7%
Lincoln Finance, Ltd., 7.38%, 4/15/21,
Callable 2/25/19 @ 103.69 (a)(d)	200,000	202,000

Nigeria — 0.1%
Nigeria Government International
Bond, 5.63%, 6/27/22	45,000	45,000

Peru — 0.7%
Banco de Credito del Peru,
Registered, 5.38%, 9/16/20	40,000	41,310
Banco de Credito del Peru,
Registered, 6.87% (US0003M +
771 bps), 9/16/26, Callable
9/16/21 @ 100 (a)(c)	100,000	107,001
BBVA Banco Continental, Registered,
5.00%, 8/26/22	14,000	14,470
Southern Copper Corp., 6.75%,
4/16/40	27,000	30,964
Southern Copper Corp., 5.88%,
4/23/45	5,000	5,283
		199,028
Russian Federation — 1.4%
Gazprom OAO Via Gaz Capital SA,
Registered, 4.95%, 7/19/22	200,000	204,052
LUKOIL International Finance BV,
Registered, 6.66%, 6/7/22	100,000	106,650
VTB Bank OJSC Via VTB Capital SA,
6.55%, 10/13/20	100,000	103,063
		413,765
South Africa — 0.3%
Republic of South Africa, 5.50%,
3/9/20	100,000	101,712

Spain — 0.6%
Banco BIL Vizcaya Arg, 6.12%
(USSW5 + 387 bps), Callable
11/16/27 @ 100 (a)(b)(c)	200,000	176,250

Sri Lanka — 0.3%
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	100,000	100,352

Switzerland — 0.7%
UBS Group AG, 7.00% (USSW5 + 487
bps), Callable 2/19/25 @ 100
(a)(b)(c)	200,000	211,500

Turkey — 1.6%
Republic of Turkey, 7.00%, 3/11/19	200,000	200,500
Republic of Turkey, 7.00%, 6/5/20	173,000	177,432
Republic of Turkey, 7.38%, 2/5/25	62,000	64,785
Republic of Turkey, 6.88%, 3/17/36	32,000	31,412
		474,129
United Arab Emirates — 0.2%
Shelf Drilling Holdings, Ltd., 8.25%,
2/15/25, Callable 2/15/21 @
106.19 (a)(d)	80,000	72,600

United Kingdom — 1.4%
Royal Bank of Scotland Group PLC,
8.62% (USSW5 + 760 bps),
Callable 8/15/21 @ 100 (a)(b)(c)	200,000	212,940
Virgin Media Finance PLC, 6.00%,
10/15/24, Callable 10/15/19 @
103 (a)(d)	200,000	202,560
		415,500
Venezuela — 0.1%
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	4,000	1,263
Petroleos de Venezuela SA,
Registered, 9.00%, 11/17/21	35,000	10,080
Petroleos de Venezuela SA,
Registered, 12.75%, 2/17/22	9,000	2,628
Petroleos de Venezuela SA,
Registered, 6.00%, 5/16/24	70,000	17,220
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26	63,000	13,860
		45,051
TOTAL YANKEE DOLLARS
(COST $8,047,991)		7,874,147

Corporate Bonds — 48.1%
United States — 48.1%
Acadia Healthcare Co., Inc., 5.63%,
2/15/23, Callable 3/15/19 @ 102.81(a)	65,000	63,660
Acadia Healthcare Co., Inc., 6.50%,
3/1/24, Callable 3/15/19 @ 104.88(a)	150,000	147,750
AK Steel Corp., 7.50%, 7/15/23,
Callable 7/15/19 @ 103.75(a)	110,000	111,925
Ally Financial, Inc., 4.13%, 3/30/20	135,000	135,169
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/21/25 @ 100.00(a)	3,000	3,120
Ally Financial, Inc., 7.50%, 9/15/20	87,000	91,676
Ally Financial, Inc., 8.00%, 3/15/20	87,000	91,024

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)		Value ($)
Corporate Bonds, continued
United States, continued
American Express Co., 5.20%
(US0003M + 343 bps), Callable
11/15/19 @ 100.00(a)(b)(c)		65,000	65,426
Andeavor Logistics LP, 6.88%
(US0003M + 465 bps), Callable
2/15/23 @ 100.00(a)(b)(c)		61,000	58,287
Arconic, Inc., 5.90%, 2/1/27		100,000	100,000
Ascent Resources Utica Holdings
LLC/ARU Finance Corp., 7.00%,
11/1/26, Callable 11/1/21 @
103.50(a)(d)		42,000	40,530
Ball Corp., 4.38%, 12/15/23	EUR	100,000	129,077
Banff Merger Sub, Inc., 9.75%, 9/1/26,
Callable 9/1/21 @ 104.88(a)(d)		142,000	135,255
Bank of America Corp., 6.50%
(US0003M + 417 bps), Callable
10/23/24 @ 100.00(a)(b)(c)		75,000	80,746
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/20 @
102.44(a)		88,000	98,120
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/20 @
105.00(a)		28,000	31,990
Blue Racer Mid LLC, 6.63%, 7/15/26,
Callable 7/15/21 @ 104.97(a)(d)		40,000	39,350
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 3/15/19 @
103.06(a)(d)		173,000	175,162
Boyd Gaming Corp., 6.88%, 5/15/23,
Callable 2/28/19 @ 105.16(a)		115,000	119,529
Boyne USA, Inc., 7.25%, 5/1/25,
Callable 5/1/21 @ 103.63(a)(d)		60,000	63,150
Buckeye Partners LP, 6.38%
(US0003M + 402 bps), 1/22/78,
Callable 1/22/23 @ 100.00(a)(c)		33,000	28,710
Cablevision Systems Corp., 5.88%,
9/15/22		174,000	174,870
Calpine Corp., 5.75%, 1/15/25,
Callable 10/15/19 @ 102.88(a)		110,000	103,675
Calpine Corp., 6.00%, 1/15/22,
Callable 3/15/19 @ 101.50(a)(d)		75,000	75,563
Capital One Financial Corp., 5.55%
(US0003M + 380 bps), Callable 6/1/20
@ 100.00(a)(b)(c)		120,000	120,960
Carmike Cinemas, Inc., 6.00%,
6/15/23, Callable 3/15/19 @
104.50(a)(d)		110,000	111,788
CCO Holdings LLC, 5.00%, 2/1/28,
Callable 8/1/22 @ 102.50(a)(d)		134,000	127,300
CCO Holdings LLC, 5.13%, 5/1/23,
Callable 3/15/19 @ 103.84(a)(d)		164,000	166,194
CCO Holdings LLC, 5.75%, 1/15/24,
Callable 3/15/19 @ 102.88(a)		100,000	102,000
Centene Corp., 4.75%, 5/15/22,
Callable 5/15/19 @ 102.38(a)		14,000	14,249
Centene Corp., 6.13%, 2/15/24,
Callable 3/15/19 @ 104.59(a)		73,000	76,468
Centene Escrow I Corp., 5.38%,
6/1/26, Callable 6/1/21 @ 104.03(a)(d)		85,000	88,107
CFX Escrow Corp., 6.38%, 2/15/26,
Callable 2/15/22 @ 103.19(a)(d)		45,000	45,806
Cheniere Energy Partners LP, 5.25%,
10/1/25, Callable 10/1/20 @ 102.63(a)		38,000	38,190
Citigroup, Inc., 5.87% (US0003M +
406 bps), Callable 3/27/20 @
100.00(a)(b)(c)		70,000	70,525
Clearwater Paper Corp., 4.50%,
2/1/23, Callable 3/15/19 @ 101.50(a)		64,000	59,360
Clearwater Paper Corp., 5.38%,
2/1/25(d)		138,000	128,340
Cleveland-Cliffs, Inc., 5.75%, 3/1/25,
Callable 3/1/20 @ 104.31(a)		149,000	144,158
CSC Holdings LLC, 5.25%, 6/1/24		200,000	191,999
DCP Midstream LLC, 8.13%, 8/16/30		77,000	88,550
DCP Midstream Partners, 7.38%
(US0003M + 515 bps), Callable
12/15/22 @ 100.00(a)(b)(c)		44,000	41,263
Dell, Inc., 7.10%, 4/15/28		109,000	115,681
Delta Merger Sub, Inc., 6.00%,
9/15/26, Callable 9/15/21 @
104.50(a)(d)		52,000	51,870
Diamond 1 Finance/Diamond 2,
5.88%, 6/15/21, Callable 2/28/19 @
102.94(a)(d)		19,000	19,308
Diamond 1 Finance/Diamond 2,
7.13%, 6/15/24, Callable 6/15/19 @
105.34(a)(d)		74,000	78,041
DISH DBS Corp., 5.88%, 7/15/22		60,000	57,000
Eagle Holding Co. II LLC, 7.63%,
5/15/22, Callable 3/15/19 @
102.00(a)(d)		193,000	192,999
Eldorado Resorts, Inc., 7.00%, 8/1/23,
Callable 3/15/19 @ 105.25(a)		135,000	141,075
Energy Transfer Partners LP, 6.25%
(US0003M + 418 bps), Callable
2/15/23 @ 100.00(a)(b)(c)		83,000	74,700
EnLink Midstream Partners LP, 6.00%
(US0003M + 411 bps), Callable
12/15/22 @ 100.00(a)(b)(c)		197,000	159,569
Enterprise Merger Sub In, 8.75%,
10/15/26, Callable 10/15/21 @
104.38(a)(d)		120,000	109,425
Equinix, Inc., 2.88%, 10/1/25, Callable
10/1/20 @ 101.44(a)	EUR	100,000	113,690
Freeport-McMoRan, Inc., 3.88%,
3/15/23, Callable 12/15/22 @
100.00(a)		44,000	42,240
Freeport-McMoRan, Inc., 6.88%,
2/15/23, Callable 2/15/20 @ 103.44(a)		18,000	18,855
Genesis Energy LP, 5.63%, 6/15/24,
Callable 6/15/19 @ 102.81(a)		40,000	36,800
Genesis Energy LP, 6.00%, 5/15/23,
Callable 3/15/19 @ 104.50(a)		100,000	96,000
Genesis Energy LP, 6.75%, 8/1/22,
Callable 3/15/19 @ 103.38(a)		76,000	76,319
Golden Nugget, Inc., 8.75%, 10/1/25,
Callable 10/1/20 @ 104.38(a)(d)		256,000	262,399
Goldman Sachs Group, Inc., 5.00%
(US0003M + 287 bps), Callable
11/10/22 @ 100.00(a)(b)(c)		85,000	78,306
Gray Television, Inc., 5.88%, 7/15/26,
Callable 7/15/21 @ 102.94(a)(d)		86,000	84,495
Gray Television, Inc., 7.00%, 5/15/27,
Callable 5/15/22 @ 105.25(a)(d)		82,000	85,247

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)		Value ($)
Corporate Bonds, continued
United States, continued
Greif, Inc., 6.50%, 3/1/27, Callable
3/1/22 @ 103.25(a)(d)		95,000	95,475
Gulfport Energy Corp., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78(a)		77,000	72,958
Gulfport Enregy Corp., 6.00%,
10/15/24, Callable 10/15/19 @
104.50(a)		196,000	184,239
HCA Healthcare, Inc., 5.88%, 2/15/26,
Callable 8/15/25 @ 100.00(a)		200,000	211,000
HCA, Inc., 5.38%, 9/1/26, Callable
3/1/26 @ 100.00(a)		15,000	15,394
HCA, Inc., 5.88%, 2/1/29, Callable
8/1/28 @ 100.00(a)		6,000	6,285
HCA, Inc., 6.50%, 2/15/20		70,000	71,925
HCA, Inc., 7.50%, 2/15/22		64,000	70,080
Herc Rentals, Inc., 7.50%, 6/1/22,
Callable 6/1/19 @ 103.75(a)(d)		61,000	63,821
Infor, Inc., 5.75%, 8/15/20, Callable
2/15/19 @ 101.44(a)(d)		5,000	5,074
Infor, Inc., 6.50%, 5/15/22, Callable
2/28/19 @ 103.25(a)		125,000	127,188
Inventiv Group Holdings, Inc., 7.50%,
10/1/24, Callable 10/1/19 @
103.75(a)(d)		79,000	83,246
Jacobs Entertainment, Inc., 7.88%,
2/1/24, Callable 2/1/20 @ 105.91(a)(d)		138,000	144,941
Jaguar Holding Co. II, 6.38%, 8/1/23,
Callable 3/15/19 @ 104.78(a)(d)		69,000	68,655
JBS USA LLC/ JBS USA Finance LLC,
Registered, 5.88%, 7/15/24, Callable
7/15/19 @ 102.94(a)		50,000	50,500
JPMorgan Chase & Co., 6.00%
(US0003M + 330 bps), Callable 8/1/23
@ 100.00(a)(b)(c)		85,000	87,125
Kinetic Concepts, Inc. / KCI USA, Inc.,
7.88%, 2/15/21, Callable 2/28/19 @
101.97(a)(d)		109,000	111,180
Lamar Media Corp., 5.75%, 2/1/26,
Callable 2/1/21 @ 102.88(a)(d)		53,000	54,887
Level 3 Communications, 5.75%,
12/1/22, Callable 3/15/19 @ 101.44(a)		96,000	96,000
Level 3 Financing, Inc., 5.13%, 5/1/23,
Callable 3/15/19 @ 102.56(a)		90,000	89,213
Level 3 Financing, Inc., 5.38%,
1/15/24, Callable 3/15/19 @ 102.69(a)		24,000	23,880
Level 3 Financing, Inc., 5.38%, 5/1/25,
Callable 5/1/20 @ 102.69(a)		39,000	38,513
Matador Resources Co., 5.88%,
9/15/26, Callable 9/15/21 @ 104.41(a)		51,000	50,809
MEDNAX, Inc., 6.25%, 1/15/27,
Callable 1/15/22 @ 104.69(a)(d)		163,000	163,611
MGM Growth/MGM Finance, 5.63%,
5/1/24, Callable 2/1/24 @ 100.00(a)		38,000	39,045
MGM Growth/MGM Finance, 5.75%,
2/1/27, Callable 11/1/26 @
100.00(a)(d)		64,000	64,640
MGM Resorts International, 5.75%,
6/15/25, Callable 3/15/25 @ 100.00(a)		100,000	100,500
MPH Acquisition Holdings LLC, 7.13%,
6/1/24, Callable 6/1/19 @ 105.34(a)(d)		66,000	65,538
Navient Corp., 7.25%, 9/25/23		49,000	49,735
Navient Corp., 7.25%, 1/25/22, MTN		150,000	155,625
Navistar International Corp., 6.63%,
11/1/25, Callable 11/1/20 @
103.31(a)(d)		85,000	85,000
Outfront Media Capital LLC, 5.25%,
2/15/22, Callable 3/15/19 @ 101.31(a)		130,000	131,300
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25(d)		100,000	104,500
Parsley Energy LLC, 5.25%, 8/15/25,
Callable 8/15/20 @ 103.94(a)(d)		69,000	68,310
Party City Holdings, Inc., 6.63%,
8/1/26, Callable 8/1/21 @ 103.31(a)(d)		86,000	84,710
PBF Holding Co. LLC, 7.00%,
11/15/23, Callable 3/15/19 @
105.25(a)		150,000	150,750
PBF Holding Co. LLC, 7.25%, 6/15/25,
Callable 6/15/20 @ 105.44(a)		90,000	89,550
PBF Logistics LP, 6.88%, 5/15/23,
Callable 3/15/19 @ 105.16(a)		130,000	132,438
Pilgrim's Pride Corp., 5.75%, 3/15/25,
Callable 3/15/20 @ 102.88(a)(d)		121,000	118,580
Pilgrim's Pride Corp., 5.88%, 9/30/27,
Callable 9/30/22 @ 102.94(a)(d)		96,000	92,640
Pisces Midco, Inc., 8.00%, 4/15/26,
Callable 4/15/21 @ 104.00(a)(d)		135,000	127,744
Plains All American Pipeline LP,
6.13% (US0003M + 411 bps), Callable
11/15/22 @ 100.00(a)(b)(c)		110,000	98,588
Plastipak Holdings, Inc., 6.25%,
10/15/25, Callable 10/15/20 @
103.13(a)(d)		127,000	114,618
Platform Specialty Products Corp.,
6.50%, 2/1/22(d)		175,000	177,407
Polaris Intermediate Corp., 8.50%,
12/1/22, Callable 6/1/19 @
104.00(a)(d)		118,000	113,280
Prestige Brands, Inc., 6.38%, 3/1/24,
Callable 3/15/19 @ 104.78(a)(d)		250,000	248,750
Quintiles IMS, Inc., Registered, 3.50%,
10/15/24, Callable 10/15/19 @
101.75(a)	EUR	100,000	117,376
Rayonier Am Prod, Inc., 5.50%,
6/1/24, Callable 6/1/19 @ 102.75(a)(d)		86,000	77,748
Refinitiv US Holdings, Inc., 4.50%,
5/15/26, Callable 11/15/21 @
102.25(a)(d)		200,000	223,283
Refinitiv US Holdings, Inc., 6.25%,
5/15/26, Callable 11/15/21 @
103.13(a)(d)		41,000	40,283
Refinitiv US Holdings, Inc., 8.25%,
11/15/26, Callable 11/15/21 @
104.13(a)(d)		87,000	81,563
Reynolds Group Issuer, Inc., 5.75%,
10/15/20, Callable 3/15/19 @
100.00(a)		214,173	214,986
Rose Rock Midstream LP, 5.63%,
11/15/23, Callable 5/15/19 @
102.81(a)		61,000	56,730
Sanchez Energy Corp., 7.25%,
2/15/23, Callable 2/15/20 @
103.63(a)(d)		70,000	58,975
Scientific Games International, Inc.,
10.00%, 12/1/22, Callable 3/15/19 @
105.00(a)		147,000	154,534
Sealed Air Corp., Registered, 4.50%,
9/15/23, Callable 6/15/23 @ 100.00(a)	EUR	100,000	125,687

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
Select Medical Holdings Corp., 6.38%,
6/1/21, Callable 3/15/19 @ 101.59(a)	254,000	255,270
SemGroup Corp., 7.25%, 3/15/26,
Callable 3/15/21 @ 103.63(a)	28,000	26,740
Seminole Hard Rock Entertainment,
Inc., 5.88%, 5/15/21(d)	125,000	126,836
Sirius XM Radio, Inc., 5.38%, 4/15/25,
Callable 4/15/20 @ 102.69(a)(d)	20,000	20,250
Sirius XM Radio, Inc., 6.00%, 7/15/24,
Callable 7/15/19 @ 103.00(a)(d)	75,000	77,906
Springleaf Finance Corp., 6.88%,
3/15/25	88,000	84,260
Sprint Communications, Inc., 6.00%,
11/15/22	125,000	126,586
Sprint Corp., 7.13%, 6/15/24	30,000	30,825
Sprint Corp., 7.63%, 3/1/26, Callable
11/1/25 @ 100.00(a)	43,000	44,666
Sprint Corp., 7.88%, 9/15/23	328,000	348,501
Surgery Center Holdings, Inc., 8.88%,
4/15/21, Callable 3/15/19 @
106.66(a)(d)	95,000	96,900
Targa Resources Partners, 5.00%,
1/15/28, Callable 1/15/23 @ 102.50(a)	64,000	60,320
Targa Resources Partners LP, 6.75%,
3/15/24, Callable 9/15/19 @ 103.38(a)	31,000	32,240
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/23 @
100.00(a)(d)	110,000	108,900
Tempo Acquisition Ll/Fi, 6.75%,
6/1/25, Callable 6/1/20 @ 103.38(a)(d)	167,000	164,912
Tenet Healthcare Corp., 6.00%,
10/1/20	115,000	118,772
Tenet Healthcare Corp., 6.25%,
2/1/27, Callable 2/1/22 @ 103.13(a)(d)	33,000	33,495
Tenet Healthcare Corp., 8.13%, 4/1/22	245,000	256,024
The Chemours Co., 5.38%, 5/15/27,
Callable 2/15/27 @ 100.00(a)	65,000	62,400
The Chemours Co., 6.63%, 5/15/23,
Callable 3/15/19 @ 104.97(a)	39,000	40,316
T-Mobile US, Inc., 6.00%, 4/15/24,
Callable 4/15/19 @ 104.50(a)	5,000	5,125
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 2/25/19 @ 103.25(a)	150,000	155,250
Tribune Media Co., 5.88%, 7/15/22,
Callable 2/25/19 @ 102.94(a)	110,000	111,788
Tronox, Inc., 6.50%, 4/15/26, Callable
4/15/21 @ 103.25(a)(d)	105,000	91,875
United Rentals North America, Inc.,
4.63%, 7/15/23, Callable 3/15/19 @
103.47(a)	85,000	85,982
United Rentals North America, Inc.,
6.50%, 12/15/26, Callable 12/15/21 @
103.25(a)	105,000	109,069
Wand Merger Corp., 8.13%, 7/15/23,
Callable 7/15/20 @ 104.06(a)(d)	126,000	127,538
Warrior Met Coal, Inc., 8.00%, 11/1/24,
Callable 11/1/20 @ 104.00(a)(d)	203,000	204,827
Waste Pro USA, Inc., 5.50%, 2/15/26,
Callable 2/15/21 @ 104.13(a)(d)	113,000	109,808
William Lyon Homes, Inc., 6.00%,
9/1/23, Callable 9/1/20 @ 103.00(a)	12,000	10,950
Wyndham Worldwide Corp., 6.35%,
10/1/25, Callable 7/1/25 @
100.00(a)(c)	161,000	160,598
Zayo Group LLC/Zayo Capital LLC,
6.00%, 4/1/23, Callable 3/15/19 @
104.50(a)	147,000	147,735
		14,660,116
TOTAL CORPORATE BONDS
(COST $14,817,623)		14,660,116

U.S. Treasury Obligation — 0.6%
U.S. Treasury Bills — 0.6%
2.38%, 6/20/19(e)	200,000	198,166
TOTAL U.S. TREASURY OBLIGATION
(COST $198,098)		198,166

	Shares
Exchange Traded Funds — 5.0%
iShares iBoxx High Yield Corporate
Bond ETF	5,000	425,550
iShares JPMorgan USD Emerging
Markets Bond ETF	10,019	1,090,869
TOTAL EXCHANGE TRADED FUNDS
(COST $1,497,772)		1,516,419

Investment Companies — 6.5%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 2.20%(f)	1,850,206	1,850,206
Northern Institutional Government
Select Portfolio, Institutional
Shares, 2.25%(f)	129,704	129,704
TOTAL INVESTMENT COMPANIES
(COST $1,979,910)		1,979,910

TOTAL INVESTMENTS IN SECURITIES
(COST $30,450,849) — 98.6%		30,082,726
Other Assets (Liabilities) - 1.4%		423,519
NET ASSETS - 100%		$30,506,245
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on January 31, 2019.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	Rate presented represents the effective yield at time of purchase.
(f)	The rate represents the annualized one day yield that was in effect on January 31, 2019.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

bps - Basis Points
ETF - Exchange-Traded Fund
EUAMDB10 - EU LIBOR 10 Year
EUR - Euro
EUR003M - 3 Month
EUR LIBOR
EUSA5 - Euro 5 Year Swap Rate
EUSA8 - Euro 8 Year Swap Rate
EUSA10 - Euro 10 Year Swap Rate
EUSA12 - Euro 12 Year Swap Rate
LLC - Limited Liability Company
MTN - Medium Term Note
SpA - Standby Purchase Agreement
ULC - Unlimited Liability Co.
US0003M - 3 Month US Dollar LIBOR
USSW5 - USD 5 Year Swap Rate
USSW10 - USD 10 Year Swap Rate

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2019:

Percentage of
Industry	Net Assets at Value (%)
Diversified Financial Services	9.3
Oil, Gas & Consumable Fuels	8.0
Investment Companies	6.6
Health Care Providers & Services	6.4
Banks	5.7
Hotels, Restaurants & Leisure	5.6
Exchange Traded Fund	5.2
Media	5.1
Containers & Packaging	4.1
Chemicals	3.8
Metals & Mining	3.8
Sovereign Bond	3.5
Consumer Finance	2.9
Diversified Telecommunication Services	2.8
Electric Utilities	2.7
Wireless Telecommunication Services	2.3
Insurance	2.1
Pharmaceuticals	1.9
Food Products	1.5
Commercial Services & Supplies	1.2
IT Services	1.1
Equity Real Estate Investment Trusts	1.1
Auto Components	1.0
Capital Markets	1.0
Trading Companies & Distributors	0.9
Household Durables	0.8
Technology Hardware, Storage & Peripherals	0.8
Life Sciences Tools & Services	0.7
Machinery	0.7
Thrifts & Mortgage Finance	0.6
Aerospace & Defense	0.6
U.S. Treasury Obligation	0.6
Paper & Forest Products	0.6
Independent Power and Renewable Electricity Producers	0.5
Multi-Utilities	0.4
Entertainment	0.4
Software	0.4
Building Products	0.4
Health Care Equipment & Supplies	0.4
Road & Rail	0.4
Specialty Retail	0.3
Automobiles	0.2
Energy Equipment & Services	0.2
Real Estate Management & Development	0.1
Beverages	—
Total	98.7

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited)

Futures Contracts Purchased

	Number of	Expiration	Notional	Value and Unrealized
Description	Contracts	Date	Amount	Appreciation/ (Depreciation)
10-Year US Treasury Note Futures	3	3/20/19	$367,406	$10,354
			$367,406	$10,354

	Total unrealized appreciation			$10,354
	Total unrealized depreciation			–
	Total net unrealized appreciation/(depreciation)			$10,354

Credit Default Swap Agreements - Sell Protection(a)

			Implied					Upfront
			Credit					Premiums	Unrealized
	Receive		Spread at			Notional		Paid/	Appreciation/
	Fixed Rate	Payment	January 31,		Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	(%)	Frequency	2019 (%)(b)	Counterparty	Date	($)(c)	Value ($)	($)	($)
CDX Emerging Markets
Index, Series 25*	1.00	Quarterly	0.90	Bank of America	6/20/21	316,350**	1,546	(22,247)	23,793
							1,546	(22,247)	23,793

					Total swap agreements at value (assets)				1,546
					Total swap agreements at value (liabilities)				-
					Net swap agreements at value				1,546
____________________
(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.
*	As of January 31, 2019, the CDX Emerging Markets Index, Series 25 included securities which had defaulted and represented 5% of the Index.
**	Reflects the notional amount after the default of securities.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

Forward Currency Exchange Contracts - Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
U.S. Dollar	4,693,457	European Euro	4,110,000	UBS AG	2/4/19	(11,073)
U.S. Dollar	4,732,253	European Euro	4,110,000	UBS AG	3/4/19	17,269
						6,196

			Total unrealized appreciation			$17,269
			Total unrealized depreciation			(11,073)
			Total net unrealized appreciation/(depreciation)			$6,196

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited)

	Principal
	Amount †	Value ($)
Foreign Bonds — 20.7%
Belgium — 0.4%
AG Insurance SA-NV, 3.50%, 6/30/47,
Callable 6/30/27 @ 100 (a)	100,000	115,572

France — 6.7%
AXA SA, Series E, 3.94% (EUSA10 +
390 bps), Callable 11/7/24 @ 100
(a)(b)(c)	100,000	121,867
Banque Federative du Credit Mutuel SA,
Series E, 3.00%, 5/21/24	100,000	122,042
BNP Paribas Cardif SA, 4.03%
(EUR003M + 393 bps), Callable
11/25/25 @ 100 (a)(b)(c)	200,000	236,357
BPCE SA, 2.75% (EUSA5 + 183 bps),
7/8/26, Callable 7/8/21 @ 100
(a)(c)	200,000	236,182
Credit Agricole SA, 6.50% (EUSA5 +
512 bps), Callable 6/23/21 @ 100
(a)(b)(c)	150,000	183,549
Crown European Holdings, Registered,
4.00%, 7/15/22, Callable 4/15/22
@ 100 (a)	100,000	124,384
Electricite de France SA, Series E,
5.38% (EUSA12 + 379 bps),
Callable 1/29/25 @ 100 (a)(b)(c)	100,000	121,028
GDF SUEZ, Series N10, 3.88%
(EUSA10 + 290 bps), Callable
6/2/24 @ 100 (a)(b)(c)	100,000	119,693
GDF SUEZ, 4.75% (EUSA8 + 342 bps),
Callable 7/10/21 @ 100 (a)(b)(c)	100,000	123,135
Novalis SAS, Registered, 3.00%,
4/30/22, Callable 3/14/19 @ 101.5 (a)	100,000	115,717
Orange SA, 4.25% (EUSA5 + 308 bps),
Callable 2/7/20 @ 100 (a)(b)(c)	100,000	118,281
Societe Generale, 2.50% (EUSA5 + 183
bps), 9/16/26, Callable 9/16/21 @
100 (a)(c)	100,000	117,088
Total SA, 2.25% (EUSA5 + 186 bps),
Callable 2/26/21 @ 100 (a)(b)(c)	125,000	145,688
		1,885,011
Germany — 5.6%
Bayer AG, Series E, 3.00% (EUSA5 +
218 bps), 7/1/75, Callable 7/1/20
@ 100 (a)(c)	150,000	172,289
Bertelsmann SE & Co. KGaA, 3.00%
(EUSA5 + 264 bps), 4/23/75,
Callable 4/23/23 @ 100 (a)(c)	100,000	113,571
BMW Finance NV, Series E, 1.00%,
2/15/22	150,000	174,822
Commerzbank AG, Series E, 4.00%,
3/30/27	100,000	120,554
HeidelbergCement AG, 8.50%, 10/31/19	150,000	182,262
Talanx AG, Series E, 8.37% (EUR003M
+ 706 bps), 6/15/42, Callable
6/15/22 @ 100 (a)(c)	200,000	279,560
Unitymedia GmbH, Registered, 6.25%,
1/15/29, Callable 1/15/21 @
103.13 (a)	135,000	169,928
Volkswagen AG, 5.13% (EUSA10 + 335
bps), Callable 9/4/23 @ 100
(a)(b)(c)	175,000	214,762
ZF Friedrichshafen AG, 2.75%, 4/27/23	100,000	118,759
		1,546,507
Ireland — 0.4%
Bank of Ireland, Series E, 4.25%
(EUSA5 + 355 bps), 6/11/24,
Callable 6/11/19 @ 100 (a)(c)	100,000	115,176

Italy — 3.4%
Enel SpA, 5.00% (EUSA5 + 365 bps),
1/15/75, Callable 1/15/20 @ 100
(a)(c)	100,000	118,595
Eni SpA, Series E, 0.75%, 5/17/22	150,000	173,690
EXOR SpA, 2.50%, 10/8/24	100,000	119,352
Intesa Sanpaolo SpA, Series E, 6.63%,
9/13/23	150,000	196,860
Snam SpA, 1.25%, 1/25/25	200,000	228,714
Wind Tre SpA, 3.13%, 1/20/25, Callable
11/3/20 @ 101.56 (a)(d)	100,000	100,841
		938,052
Netherlands — 1.8%
Aegon NV, Series E, 4.00% (EUR003M
+ 335 bps), 4/25/44, Callable
4/25/24 @ 100 (a)(c)	100,000	119,031
Cooperatieve Rabobank UA, Series E,
4.13%, 9/14/22	100,000	127,731
Fresenius SE & Co. KGaA, Registered,
3.00%, 2/1/21	100,000	119,649
Wolters Kluwer NV, 2.50%, 5/13/24,
Callable 2/13/24 @ 100 (a)	100,000	123,939
		490,350
Spain — 0.4%
Santander Issuances, Series E, 2.50%,
3/18/25	100,000	116,993

Switzerland — 1.2%
Credit Suisse Group AG, 1.25%
(EUSA1 + 75 bps), 7/17/25,
Callable 7/17/24 @ 100 (a)(c)	100,000	112,874
UBS Group Funding Switzerland AG,
1.50%, 11/30/24, Callable 11/30/23
@ 100 (a)	200,000	231,880
		344,754
United Kingdom — 0.8%
CNH Industrial Finance Europe SA,
Series E, 1.75%, 9/12/25, Callable
6/12/25 @ 100 (a)	100,000	112,644
FCE Bank PLC, Series E, 1.11%,
5/13/20	100,000	114,258
		226,902
TOTAL FOREIGN BONDS
(COST $5,697,260)		5,779,317

	Principal
	Amount ($)
Yankee Dollars — 39.8%
Argentina — 2.1%
Provincia de Buenos Aires, 6.50%,
2/15/23 (d)	34,000	29,410

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Argentina, continued
Provincia de Buenos Aires, Registered,
6.50%, 2/15/23	174,000	150,510
Republic of Argentina, 5.63%, 1/26/22	110,000	99,716
Republic of Argentina, 6.88%, 1/26/27	67,000	56,716
Republic of Argentina, 5.88%, 1/11/28	83,000	66,069
Republic of Argentina, 6.88%, 1/11/48	146,000	111,910
Republic of Argentina, 7.13%, 6/28/17	24,000	18,660
YPF SA, 7.00%, 12/15/47, Callable
6/15/47 @ 100 (a)(d)	30,000	24,510
YPF Sociedad Anonima, Registered,
8.50%, 3/23/21	22,000	22,407
		579,908
Australia — 0.1%
Westpac Banking Corp., 5.00%
(USISDA05 + 289 bps), Callable
9/21/27 @ 100 (a)(b)(c)	35,000	30,313

Bahamas — 0.2%
Silversea Cruise Finance, 7.25%,
2/1/25, Callable 2/1/20 @ 105.44
(a)(d)	48,000	51,420

Bermuda — 0.4%
Aircastle, Ltd., 5.50%, 2/15/22	100,000	102,756
VOC Escro, Ltd., 5.00%, 2/15/28,
Callable 2/15/23 @ 102.5 (a)(d)	3,000	2,921
		105,677
Brazil — 2.1%
Banco Do Brasil (Cayman), Registered,
6.00%, 1/22/20	100,000	102,325
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	100,000	101,125
Federal Republic of Brazil, 8.25%,
1/20/34	35,000	44,625
Federal Republic of Brazil, 5.63%,
1/7/41	100,000	100,851
Petrobras Global Finance BV, 6.13%,
1/17/22	18,000	18,926
Petrobras Global Finance BV, 6.00%,
1/27/28	62,000	61,709
Petrobras Global Finance BV, 5.75%,
2/1/29	115,000	112,504
Vale Overseas, Ltd., 6.88%, 11/21/36	25,000	27,844
Yamana Gold, Inc., 4.63%, 12/15/27,
Callable 9/15/27 @ 100 (a)	20,000	18,740
		588,649
Canada — 1.7%
Bank of Montreal, 3.80% (USSW5 + 143
bps), 12/15/32, Callable 12/15/27
@ 100 (a)(c)	25,000	23,934
Bank of Nova Scotia, 4.65% (US0003M
+ 265 bps), Callable 10/12/22 @
100 (a)(b)(c)	20,000	17,967
Cascades, Inc., 5.50%, 7/15/22,
Callable 3/15/19 @ 102.75 (a)(d)	4,000	3,980
Enbridge, Inc., 5.50% (US0003M + 342
bps), 7/15/77, Callable 7/15/27 @
100 (a)(c)	55,000	50,076
Enbridge, Inc., 6.25% (US0003M + 364
bps), 3/1/78, Callable 3/1/28 @
100 (a)(c)	15,000	14,247
GFL Environmental, Inc., 5.38%, 3/1/23,
Callable 3/1/20 @ 102.69 (a)(d)	8,000	7,480
Hudbay Minerals, Inc., 7.25%, 1/15/23,
Callable 7/15/19 @ 103.63 (a)(d)	1,000	1,030
Hudbay Minerals, Inc., 7.63%, 1/15/25,
Callable 1/15/20 @ 105.72 (a)(d)	46,000	47,265
Iamgold Corp., 7.00%, 4/15/25, Callable
4/15/20 @ 105.25 (a)(d)	39,000	38,074
Kinross Gold Corp., 4.50%, 7/15/27,
Callable 4/15/27 @ 100 (a)	50,000	45,000
Mattamy Group Corp., 6.88%, 12/15/23,
Callable 12/15/19 @ 103.44 (a)(d)	18,000	17,503
Mattamy Group Corp., 6.50%, 10/1/25,
Callable 10/1/20 @ 104.88 (a)(d)	6,000	5,565
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22, Callable 12/15/19
@ 104 (a)(d)	28,000	28,280
New Gold, Inc., 6.25%, 11/15/22,
Callable 2/21/19 @ 102.08 (a)(d)	35,000	32,288
New Gold, Inc., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78 (a)(d)	18,000	15,176
Northwest Acquisitions ULC, 7.13%,
11/1/22, Callable 11/1/19 @
103.56 (a)(d)	12,000	11,954
Nova Chemicals Corp., 5.25%, 8/1/23,
Callable 3/15/19 @ 102.63 (a)(d)	22,000	21,390
Nova Chemicals Corp., 4.88%, 6/1/24,
Callable 3/3/24 @ 100 (a)(d)	10,000	9,500
Nova Chemicals Corp., 5.00%, 5/1/25,
Callable 1/31/25 @ 100 (a)(d)	17,000	15,640
Nova Chemicals Corp., 5.25%, 6/1/27,
Callable 3/3/27 @ 100 (a)(d)	65,000	59,313
Transcanada Trust, 5.30% (US0003M +
321 bps), 3/15/77, Callable 3/15/27
@ 100 (a)(c)	10,000	9,175
		474,837
Chile — 0.3%
Codelco, Inc., 5.63%, 9/21/35 (d)	75,000	83,536

China — 3.9%
China Overseas Finance KY II, 5.50%,
11/10/20	200,000	205,772
CNOOC Finance (2003), Ltd., 5.50%,
5/21/33	90,000	102,511
CNOOC Finance (2013), Ltd., 3.00%,
5/9/23	200,000	194,821
CNPC HK Overseas Capital, Ltd.,
4.50%, 4/28/21	200,000	204,916
Sinopec Group Overseas Development
(2012), Ltd. Registered, 3.90%,
5/17/22	200,000	202,215
State Grid Overseas Investment (2016),
Ltd., 2.25%, 5/4/20	200,000	197,632
		1,107,867
Colombia — 1.1%
Bancolombia SA, 6.13%, 7/26/20	20,000	20,680
Bancolombia SA, 5.13%, 9/11/22	20,000	20,600
Republic of Colombia, 8.13%, 5/21/24	229,000	271,938
		313,218
Costa Rica — 0.7%
Costa Rica Government, Registered,
4.25%, 1/26/23	200,000	184,500

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Croatia — 0.4%
Republic of Croatia, Registered, 6.75%,
11/5/19	100,000	102,450

Dominican Republic — 0.4%
Dominican Republic, Registered, 7.50%,
5/6/21	100,000	103,600

Egypt — 0.7%
Republic of Egypt, Registered, 7.50%,
1/31/27	200,000	198,000

El Salvador — 0.0%
Republic of El Salvador, Registered,
7.65%, 6/15/35	10,000	10,000

Germany — 0.2%
Deutsche Bank AG/New York NY,
2.70%, 7/13/20	55,000	53,877

Ghana — 0.7%
Republic of Ghana, Registered, 7.88%,
8/7/23	200,000	207,792

Guatemala — 0.1%
Central American Bottling Corp., 5.75%,
1/31/27, Callable 1/31/22 @
102.88 (a)(d)	19,000	18,929

Hong Kong — 0.7%
CK Hutchison Capital Securities 17,
Ltd., 4.00% (H15T5Y + 207 bps),
Callable 5/12/22 @ 100 (a)(b)(c)(d)	200,000	189,177

Hungary — 0.1%
Republic of Hungary, 6.25%, 1/29/20	20,000	20,581

India — 1.4%
ONGC Videsh, Ltd., 3.75%, 5/7/23	200,000	196,980
State Bank India, Registered, 3.62%,
4/17/19	200,000	200,054
		397,034
Indonesia — 2.3%
Perusahaan Listrik Negara PT,
Registered, 4.13%, 5/15/27, MTN	200,000	192,857
Republic of Indonesia, 5.88%, 3/13/20	100,000	102,847
Republic of Indonesia, Registered,
3.38%, 4/15/23	200,000	197,096
Republic of Indonesia, Registered,
7.75%, 1/17/38	100,000	133,911
		626,711
Ireland — 1.3%
AerCap Ireland Capital, Ltd., 3.95%,
2/1/22, Callable 1/1/22 @ 100 (a)	150,000	148,951
Aercap Ireland Capital/Global, 3.50%,
1/15/25, Callable 11/15/24 @ 100 (a)	150,000	139,966
Avolon Holdings Funding, Ltd., 5.13%,
10/1/23, Callable 9/1/23 @ 100
(a)(d)	20,000	20,304
Park Aerospace Holdings, 5.25%,
8/15/22 (d)	44,000	44,673
Park Aerospace Holdings, 4.50%,
3/15/23, Callable 2/15/23 @ 100
(a)(d)	11,000	10,794
		364,688
Israel — 0.2%
Teva Pharmaceuticals NE, 2.20%,
7/21/21	20,000	18,905
Teva Pharmaceuticals NE, 3.15%,
10/1/26	34,000	28,235
		47,140
Luxembourg — 0.3%
Actavis Funding SCS, 4.75%, 3/15/45,
Callable 9/15/44 @ 100 (a)	34,000	32,812
Dana Financing Luxembourg Sarl,
5.75%, 4/15/25, Callable 4/15/20
@ 104.31 (a)(d)	40,000	39,100
Trinseo Materials Operating
SCA/Trinseo Materials Finance,
Inc., 5.38%, 9/1/25, Callable 9/1/20
@ 102.69 (a)(d)	17,000	15,390
		87,302
Macau — 0.7%
Sands China, Ltd., 5.13%, 8/8/25,
Callable 6/8/25 @ 100 (a)(d)	200,000	201,049

Malaysia — 0.4%
Petronas Capital Ltd., Registered,
7.88%, 5/22/22	100,000	113,763

Mexico — 2.3%
BBVA Bancomer SA Institucion de
Banca, Registered, 6.50%, 3/10/21	150,000	155,400
Petroleos Mexicanos, 4.88%, 1/24/22	110,000	107,306
Petroleos Mexicanos, 6.50%, 3/13/27	97,000	93,013
Petroleos Mexicanos, 5.35%, 2/12/28	46,000	40,250
Petroleos Mexicanos, 6.50%, 1/23/29	18,000	16,943
Petroleos Mexicanos, 5.50%, 6/27/44	30,000	23,700
Petroleos Mexicanos, 6.75%, 9/21/47	20,000	17,430
Petroleos Mexicanos, 6.35%, 2/12/48	10,000	8,350
United Mexican States, 4.00%, 10/2/23	166,000	167,818
		630,210
Morocco — 0.7%
Morocco Government International
Bond, 4.25%, 12/11/22	200,000	201,950

Netherlands — 0.2%
LyondellBasell Industries NV, 4.63%,
2/26/55, Callable 8/26/54 @ 100 (a)	25,000	21,984
NXP BV / NXP Funding LLC, 5.55%,
12/1/28, Callable 9/1/28 @ 100
(a)(d)	35,000	37,712
		59,696
Nigeria — 0.5%
Nigeria Government International Bond,
5.63%, 6/27/22	141,000	141,000

Oman — 1.3%
Oman Government International Bond,
Registered, 5.38%, 3/8/27	400,000	361,611

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Panama — 0.1%
Republic of Panama, 6.70%, 1/26/36	30,000	37,980

Peru — 0.8%
Republic of Peru, 7.35%, 7/21/25	100,000	123,851
Southern Copper Corp., 6.75%, 4/16/40	80,000	91,747
		215,598
Philippines — 0.1%
Republic of Philippines, 9.50%, 2/2/30	22,000	33,144

Qatar — 1.6%
Qatar Government Bond, Registered,
3.88%, 4/23/23 (d)	200,000	203,750
Qatar Government Bond, Registered,
3.25%, 6/2/26	200,000	195,806
Qatar Government Bond, Registered,
9.75%, 6/15/30	25,000	38,379
		437,935
Romania — 0.4%
Romania Government Bond, 6.13%,
1/22/44	30,000	33,390
Romania Government Bond,
Registered, 6.75%, 2/7/22	40,000	43,228
Romania Government Bond,
Registered, 5.13%, 6/15/48	30,000	29,550
		106,168
Russian Federation — 0.8%
Gazprom OAO, Registered, 7.29%,
8/16/37	100,000	114,845
LUKOIL International Finance BV,
Registered, 6.66%, 6/7/22	100,000	106,650
		221,495
Saudi Arabia — 0.7%
Saudi International Bond, 4.50%,
4/17/30 (d)	200,000	203,774

South Africa — 0.4%
Republic of South Africa, 4.67%,
1/17/24	100,000	100,371

Spain — 0.7%
Banco Santander SA, 3.80%, 2/23/28	200,000	187,120

Sri Lanka — 0.4%
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	100,000	100,352

Switzerland — 0.4%
Glencore Finance Canada, Ltd., 6.00%,
11/15/41 (d)	100,000	99,301

Turkey — 1.5%
Republic of Turkey, 7.00%, 3/11/19	100,000	100,250
Republic of Turkey, 6.88%, 3/17/36	158,000	155,096
Republic of Turkey, 4.88%, 4/16/43	200,000	156,630
		411,976
Ukraine — 0.3%
Ukraine Government, 7.75%, 9/1/26	100,000	90,845

United Arab Emirates — 0.4%
Abu Dhabi National Energy Co. PJSC,
6.50%, 10/27/36	100,000	121,682

United Kingdom — 3.6%
Anglo American Capital PLC, 4.50%,
3/15/28 (d)	200,000	194,051
Barclays PLC, 4.38%, 1/12/26	200,000	196,597
CNH Industrial NV, 3.85%, 11/15/27,
Callable 8/15/27 @ 100 (a)	30,000	27,828
Lloyds Banking Group PLC, 4.65%,
3/24/26	200,000	195,218
Nationwide Building Society, 4.36%
(US0003M + 139 bps), 8/1/24,
Callable 8/1/23 @ 100 (a)(c)(d)	200,000	200,648
Santander UK Group Holdings PLC,
4.75%, 9/15/25 (d)	200,000	192,342
		1,006,684
Uruguay — 0.0%
Republic of Uruguay, 4.98%, 4/20/55	4,000	4,020

Venezuela — 0.1%
Petroleos de Venezuela SA, Registered,
6.00%, 11/15/26	77,000	16,940
Republic of Venezuela, 7.75%, 10/13/19	25,000	7,563
Republic of Venezuela, 11.95%, 8/5/31	30,000	9,921
		34,424
TOTAL YANKEE DOLLARS
(COST $11,227,171)		11,069,354

Corporate Bonds — 33.7%
United States — 33.7%
AK Steel Corp., 7.50%, 7/15/23,
Callable 7/15/19 @ 103.75(a)	24,000	24,420
Alexandria Real Estate Equities, Inc.,
4.00%, 1/15/24, Callable 12/15/23 @
100.00(a)	55,000	55,786
Ally Financial, Inc., 4.13%, 3/30/20	50,000	50,063
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/21/25 @ 100.00(a)	63,000	65,520
American Express Co., 5.20%
(US0003M + 343 bps), Callable
11/15/19 @ 100.00(a)(b)(c)	48,000	48,314
Amgen, Inc., 2.93% (US0003M + 32
bps), 5/10/19(c)	25,000	25,010
Andeavor Logistics LP/Tesoro Logistics
Finance Corp., 4.25%, 12/1/27, Callable
9/1/27 @ 100.00(a)	10,000	9,729
Anheuser-Busch InBev Worldwide, Inc.,
5.55%, 1/23/49, Callable 7/23/48 @
100.00(a)	105,000	109,563
Antero Resources Corp., 5.00%, 3/1/25,
Callable 3/1/20 @ 103.75(a)	65,000	62,725
Arconic, Inc., 5.90%, 2/1/27	45,000	45,000
AT&T, Inc., 3.96% (US0003M + 118
bps), 6/12/24(c)	40,000	39,603

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
AT&T, Inc., 4.80%, 6/15/44, Callable
12/15/43 @ 100.00(a)	25,000	23,433
AT&T, Inc., 5.25%, 3/1/37, Callable
9/1/36 @ 100.00(a)	105,000	106,583
AT&T, Inc., 5.65%, 2/15/47, Callable
8/15/46 @ 100.00(a)	75,000	78,442
Bank of America Corp., 2.82%
(US0003M + 93 bps), 7/21/23, Callable
7/21/22 @ 100.00(a)(c)	90,000	88,613
Bank of America Corp., 4.18%,
11/25/27, Callable 11/25/26 @
100.00(a)	35,000	35,156
Bank of America Corp., 4.24%
(US0003M + 181 bps), 4/24/38, Callable
4/24/37 @ 100.00(a)(c)	30,000	30,016
Bank of America Corp., 4.45%, 3/3/26	40,000	41,027
Bank of America Corp., 6.50%
(US0003M + 417 bps), Callable
10/23/24 @ 100.00(a)(b)(c)	35,000	37,681
Bayer US Finance II LLC, 4.88%,
6/25/48, Callable 12/25/47 @
100.00(a)(d)	200,000	189,699
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/20 @
102.44(a)	12,000	13,380
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/20 @
105.00(a)	25,000	28,563
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 3/15/19 @
103.06(a)(d)	14,000	14,175
Boardwalk Pipelines LP, 5.95%, 6/1/26,
Callable 3/1/26 @ 100.00(a)	89,000	92,065
Brandywine Operating Partnership LP,
3.95%, 11/15/27, Callable 8/15/27 @
100.00(a)	35,000	33,617
Buckeye Partners LP, 4.13%, 12/1/27,
Callable 9/1/27 @ 100.00(a)	15,000	13,569
Buckeye Partners LP, 6.38% (US0003M
+ 402 bps), 1/22/78, Callable 1/22/23 @
100.00(a)(c)	55,000	47,850
Building Materials Corp., 6.00%,
10/15/25, Callable 10/15/20 @
103.00(a)(d)	100,000	100,625
Capital One Financial Corp., 3.75%,
7/28/26, Callable 6/28/26 @ 100.00(a)	65,000	62,061
Capital One Financial Corp., 3.90%,
1/29/24, Callable 12/29/23 @ 100.00(a)	10,000	10,086
Capital One Financial Corp., 4.20%,
10/29/25, Callable 9/29/25 @ 100.00(a)	35,000	35,038
Capital One Financial Corp., 4.25%,
4/30/25, Callable 3/31/25 @ 100.00(a)	40,000	40,811
Capital One Financial Corp., 5.55%
(US0003M + 380 bps), Callable 6/1/20
@ 100.00(a)(b)(c)	50,000	50,400
Care Capital Properties, Inc., 5.13%,
8/15/26, Callable 5/15/26 @ 100.00(a)	45,000	42,287
CCO Holdings LLC, 5.00%, 2/1/28,
Callable 8/1/22 @ 102.50(a)(d)	53,000	50,350
CCO Holdings LLC, 5.75%, 2/15/26,
Callable 2/15/21 @ 102.88(a)(d)	65,000	66,138
CCO Holdings LLC, 5.88%, 4/1/24,
Callable 4/1/19 @ 104.41(a)(d)	55,000	56,388
Celgene Corp., 5.00%, 8/15/45, Callable
2/15/45 @ 100.00(a)	60,000	60,369
Centene Corp., 6.13%, 2/15/24, Callable
3/15/19 @ 104.59(a)	29,000	30,378
Centene Escrow I Corp., 5.38%, 6/1/26,
Callable 6/1/21 @ 104.03(a)(d)	35,000	36,279
Central Garden & Pet Co., 6.13%,
11/15/23, Callable 3/15/19 @ 104.59(a)	31,000	31,698
CenturyLink, Inc., 7.50%, 4/1/24,
Callable 1/1/24 @ 100.00(a)	50,000	50,688
CFX Escrow Corp., 6.38%, 2/15/26,
Callable 2/15/22 @ 103.19(a)(d)	11,000	11,197
Charter Communications Operating
LLC/Capital, 4.50%, 2/1/24, Callable
1/1/24 @ 100.00(a)	25,000	25,470
Charter Communications Operating
LLC/Capital, 5.75%, 4/1/48, Callable
10/1/47 @ 100.00(a)	40,000	39,874
Cheniere Corp. Christi Holding LLC,
5.88%, 3/31/25, Callable 10/2/24 @
100.00(a)	5,000	5,244
Cheniere Energy Partners LP, 5.25%,
10/1/25, Callable 10/1/20 @ 102.63(a)	30,000	30,150
Citigroup, Inc., 3.52% (US0003M + 115
bps), 10/27/28, Callable 10/27/27 @
100.00(a)(c)	110,000	106,385
Citigroup, Inc., 3.74% (US0003M + 110
bps), 5/17/24, Callable 5/17/23 @
100.00(a)(c)	45,000	44,959
Citigroup, Inc., 3.88% (US0003M + 117
bps), 1/24/39, Callable 1/24/38 @
100.00(a)(c)	25,000	23,692
Citigroup, Inc., 4.07% (US0003M + 119
bps), 4/23/29, Callable 4/23/28 @
100.00(a)(c)	25,000	25,230
Citigroup, Inc., 4.13%, 7/25/28	70,000	69,419
Citigroup, Inc., 4.60%, 3/9/26	40,000	40,872
Citigroup, Inc., 4.65%, 7/23/48, Callable
6/23/48 @ 100.00(a)	35,000	36,750
Citigroup, Inc., 5.80% (US0003M + 409
bps), Callable 11/15/19 @
100.00(a)(b)(c)	50,000	50,251
Clearwater Paper Corp., 4.50%, 2/1/23,
Callable 3/15/19 @ 101.50(a)	19,000	17,623
Clearwater Paper Corp., 5.38%,
2/1/25(d)	40,000	37,200
Cleveland-Cliffs, Inc., 5.75%, 3/1/25,
Callable 3/1/20 @ 104.31(a)	60,000	58,049
Commercial Metals Co., 5.75%, 4/15/26,
Callable 4/15/21 @ 102.88(a)	37,000	35,058
Commscope, Inc., 5.00%, 6/15/21,
Callable 2/25/19 @ 101.25(a)(d)	14,000	13,983
Continental Resources, 4.90%, 6/1/44,
Callable 12/1/43 @ 100.00(a)	110,000	105,018
Corning, Inc., 4.38%, 11/15/57, Callable
5/15/57 @ 100.00(a)	20,000	17,530
CSC Holdings LLC, 5.25%, 6/1/24	55,000	52,800
CSX Corp., 4.30%, 3/1/48, Callable
9/1/47 @ 100.00(a)	40,000	38,965
CSX Corp., 4.75%, 11/15/48, Callable
5/15/48 @ 100.00(a)	25,000	26,024
CyrusOne LP/CyrusOne Finance Corp.,
5.00%, 3/15/24, Callable 3/15/20 @
102.50(a)	20,000	20,150

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)		Value ($)
Corporate Bonds, continued
United States, continued
CyrusOne LP/CyrusOne Finance Corp.,
5.38%, 3/15/27, Callable 3/15/22 @
102.69(a)		20,000	20,100
DCP Midstream LLC, 8.13%, 8/16/30		55,000	63,250
DCP Midstream Partners, 7.38%
(US0003M + 515 bps), Callable
12/15/22 @ 100.00(a)(b)(c)		40,000	37,512
Dell, Inc., 7.10%, 4/15/28		28,000	29,716
Diamond 1 Finance/Diamond 2, 5.88%,
6/15/21, Callable 2/28/19 @
102.94(a)(d)		6,000	6,097
Diamond 1 Finance/Diamond 2, 6.02%,
6/15/26, Callable 3/15/26 @
100.00(a)(d)		50,000	52,254
Diamond 1 Finance/Diamond 2, 7.13%,
6/15/24, Callable 6/15/19 @
105.34(a)(d)		33,000	34,802
Diamondback Energy, Inc., 4.75%,
11/1/24, Callable 11/1/19 @ 103.56(a)		12,000	11,970
Diamondback Energy, Inc., 5.38%,
5/31/25, Callable 5/31/20 @ 104.03(a)		27,000	27,842
Discover Financial Services, 3.95%,
11/6/24, Callable 8/6/24 @ 100.00(a)		100,000	99,881
Discovery Communications, Inc., 1.90%,
3/19/27, Callable 12/19/26 @ 100.00(a)	EUR	100,000	112,818
Dominion Resources, Inc., 2.96%,
7/1/19(e)		30,000	29,986
DowDupont, Inc., 5.32%, 11/15/38,
Callable 5/15/38 @ 100.00(a)		55,000	59,305
Enable Midstream Partners LP, 4.95%,
5/15/28, Callable 2/15/28 @ 100.00(a)		20,000	19,896
Energy Transfer Partners LP, 3.60%,
2/1/23, Callable 11/1/22 @ 100.00(a)		100,000	98,738
Energy Transfer Partners LP, 5.30%,
4/15/47, Callable 10/15/46 @ 100.00(a)		25,000	23,249
Energy Transfer Partners LP, 6.00%,
6/15/48, Callable 12/15/47 @ 100.00(a)		25,000	25,661
Energy Transfer Partners LP, 6.25%
(US0003M + 418 bps), Callable 2/15/23
@ 100.00(a)(b)(c)		50,000	45,000
EnLink Midstream Partners LP, 5.45%,
6/1/47, Callable 12/1/46 @ 100.00(a)		80,000	68,800
EnLink Midstream Partners LP, 6.00%
(US0003M + 411 bps), Callable
12/15/22 @ 100.00(a)(b)(c)		51,000	41,310
Enterprise Products Operating LLC,
5.25% (US0003M + 303 bps), 8/16/77,
Callable 8/16/27 @ 100.00(a)(c)		35,000	30,953
Enterprise Products Operating LLC,
5.38% (US0003M + 257 bps), 2/15/78,
Callable 2/15/28 @ 100.00(a)(c)		30,000	26,078
EPR Properties, 4.50%, 6/1/27, Callable
3/1/27 @ 100.00(a)		35,000	33,974
EPR Properties, 4.75%, 12/15/26,
Callable 9/15/26 @ 100.00(a)		100,000	99,941
EPR Properties, 4.95%, 4/15/28,
Callable 1/15/28 @ 100.00(a)		35,000	34,990
Equinix, Inc., 2.88%, 10/1/25, Callable
10/1/20 @ 101.44(a)	EUR	100,000	113,689
Equinix, Inc., 5.88%, 1/15/26, Callable
1/15/21 @ 102.94(a)		50,000	51,725
Equities Corp., 2.50%, 10/1/20, Callable
9/1/20 @ 100.00(a)		20,000	19,516
ESH Hospitality, Inc., 5.25%, 5/1/25,
Callable 5/1/20 @ 102.63(a)(d)		55,000	54,373
Fidelity National Information Services,
Inc., 4.75%, 5/15/48, Callable 11/15/47
@ 100.00(a)		50,000	47,132
Fifth Third Bancorp, 4.90% (US0003M +
313 bps), Callable 9/30/19 @
100.00(a)(b)(c)		50,000	49,125
First Data Corp., 5.00%, 1/15/24,
Callable 2/25/19 @ 102.50(a)(d)		52,000	53,138
Fiserv, Inc., 3.80%, 10/1/23, Callable
9/1/23 @ 100.00(a)		20,000	20,019
Fortune Brands Home & Security, Inc.,
4.00%, 9/21/23, Callable 8/21/23 @
100.00(a)		35,000	34,971
Fox Corp., 5.58%, 1/25/49, Callable
7/25/48 @ 100.00(a)(d)		20,000	21,226
Freeport-McMoRan, Inc., 3.88%,
3/15/23, Callable 12/15/22 @ 100.00(a)		12,000	11,520
Freeport-McMoRan, Inc., 6.88%,
2/15/23, Callable 2/15/20 @ 103.44(a)		5,000	5,238
General Motors Financial Co., Inc.,
3.69% (US0003M + 110 bps),
11/6/21(c)		40,000	39,136
General Motors Financial Co., Inc.,
4.35%, 1/17/27, Callable 10/17/26 @
100.00(a)		120,000	112,359
Genesis Energy LP, 5.63%, 6/15/24,
Callable 6/15/19 @ 102.81(a)		30,000	27,600
Genesis Energy LP, 6.75%, 8/1/22,
Callable 3/15/19 @ 103.38(a)		23,000	23,097
GLP Capital LP/GLP Financing II, Inc.,
5.25%, 6/1/25, Callable 3/1/25 @
100.00(a)		60,000	61,322
Goldman Sachs Group, Inc., 4.22%
(US0003M + 130 bps), 5/1/29, Callable
5/1/28 @ 100.00(a)(c)		40,000	40,182
Goldman Sachs Group, Inc., 5.00%
(US0003M + 287 bps), Callable
11/10/22 @ 100.00(a)(b)(c)		20,000	18,425
Gray Television, Inc., 5.88%, 7/15/26,
Callable 7/15/21 @ 102.94(a)(d)		17,000	16,703
Gray Television, Inc., 7.00%, 5/15/27,
Callable 5/15/22 @ 105.25(a)(d)		21,000	21,832
Greif, Inc., 6.50%, 3/1/27, Callable
3/1/22 @ 103.25(a)(d)		24,000	24,120
Greif, Inc., 7.75%, 8/1/19		30,000	30,600
Gulfport Energy Corp., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78(a)		36,000	34,110
Gulfport Energy Corp., 6.00%, 10/15/24,
Callable 10/15/19 @ 104.50(a)		25,000	23,500
Halliburton Co., 4.85%, 11/15/35,
Callable 5/15/35 @ 100.00(a)		35,000	35,928
HCA Healthcare, Inc., 5.88%, 2/15/26,
Callable 8/15/25 @ 100.00(a)		50,000	52,750
HCA, Inc., 4.50%, 2/15/27, Callable
8/15/26 @ 100.00(a)		50,000	50,390
HCA, Inc., 5.25%, 4/15/25		50,000	52,812
HCA, Inc., 5.38%, 9/1/26, Callable
3/1/26 @ 100.00(a)		44,000	45,155
HCA, Inc., 5.50%, 6/15/47, Callable
12/15/46 @ 100.00(a)		35,000	36,463
HCA, Inc., 5.88%, 2/1/29, Callable
8/1/28 @ 100.00(a)		2,000	2,095

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
Health Care Realty Trust, 3.63%,
1/15/28, Callable 10/15/27 @ 100.00(a)	10,000	9,454
HealthSouth Corp., 5.75%, 11/1/24,
Callable 3/15/19 @ 101.92(a)	34,000	34,383
Herc Rentals, Inc., 7.50%, 6/1/22,
Callable 6/1/19 @ 103.75(a)(d)	34,000	35,573
Host Hotels & Resorts LP, 4.50%,
2/1/26, Callable 11/1/25 @ 100.00(a)	50,000	49,834
Hyundai Capital America, 2.75%,
9/27/26(d)	28,000	24,695
IHS Markit, Ltd., 4.75%, 8/1/28, Callable
5/1/28 @ 100.00(a)	45,000	44,627
Infor, Inc., 5.75%, 8/15/20, Callable
2/15/19 @ 101.44(a)(d)	2,000	2,030
Jabil, Inc., 3.95%, 1/12/28, Callable
10/12/27 @ 100.00(a)	20,000	17,962
JPMorgan Chage & Co., 6.10%
(US0003M + 333 bps), Callable 10/1/24
@ 100.00(a)(b)(c)	40,000	40,950
Kennametal, Inc., 4.63%, 6/15/28,
Callable 3/15/28 @ 100.00(a)	35,000	34,054
Kinder Morgan, Inc., 3.05%, 12/1/19,
Callable 11/1/19 @ 100.00(a)	150,000	150,033
Kinder Morgan, Inc., 5.05%, 2/15/46,
Callable 8/15/45 @ 100.00(a)	100,000	98,314
Kinder Morgan, Inc., 5.20%, 3/1/48,
Callable 9/1/47 @ 100.00(a)	10,000	10,095
Lamar Media Corp., 5.75%, 2/1/26,
Callable 2/1/21 @ 102.88(a)(d)	13,000	13,463
Lennar Corp., 4.75%, 5/30/25, Callable
2/28/25 @ 100.00(a)	45,000	43,988
Lennar Corp., 4.88%, 12/15/23, Callable
9/15/23 @ 100.00(a)	20,000	20,000
Level 3 Financing, Inc., 5.13%, 5/1/23,
Callable 3/15/19 @ 102.56(a)	25,000	24,781
Level 3 Financing, Inc., 5.38%, 1/15/24,
Callable 3/15/19 @ 102.69(a)	11,000	10,945
Live Nation Entertainment, Inc., 4.88%,
11/1/24, Callable 11/1/19 @
103.66(a)(d)	30,000	29,550
Masco Corp., 3.50%, 4/1/21, Callable
3/1/21 @ 100.00(a)	40,000	39,941
MEDNAX, Inc., 6.25%, 1/15/27, Callable
1/15/22 @ 104.69(a)(d)	54,000	54,202
MGM Growth/MGM Finance, 4.50%,
9/1/26, Callable 6/1/26 @ 100.00(a)	25,000	23,688
MGM Growth/MGM Finance, 5.63%,
5/1/24, Callable 2/1/24 @ 100.00(a)	37,000	38,018
MGM Resorts International, 5.75%,
6/15/25, Callable 3/15/25 @ 100.00(a)	30,000	30,150
MPLX LP, 5.20%, 3/1/47, Callable
9/1/46 @ 100.00(a)	25,000	24,495
MPLX LP, 5.50%, 2/15/49, Callable
8/15/48 @ 100.00(a)	25,000	25,473
MPT Operating Partnership LP, 5.00%,
10/15/27, Callable 10/15/22 @
102.50(a)	53,000	51,596
MPT Operating Partnership LP, 5.25%,
8/1/26, Callable 8/1/21 @ 102.63(a)	20,000	20,100
MSCI, Inc., 5.75%, 8/15/25, Callable
8/15/20 @ 102.88(a)(d)	20,000	20,700
Mutlti-Color Corp., 4.88%, 11/1/25,
Callable 11/1/20 @ 102.44(a)(d)	58,000	55,100
Navient Corp., 8.00%, 3/25/20, MTN	75,000	78,094
Norfolk Southern Corp., 5.10%, 8/1/18,
Callable 2/1/18 @ 100.00(a)	10,000	9,784
Omega Healthcare Investors, Inc.,
4.38%, 8/1/23, Callable 6/1/23 @
100.00(a)	25,000	25,083
Outfront Media Capital LLC, 5.25%,
2/15/22, Callable 3/15/19 @ 101.31(a)	25,000	25,250
Owens-Brockway Packaging, Inc.,
5.00%, 1/15/22(d)	50,000	50,500
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25(d)	30,000	31,350
PBF Holding Co. LLC, 7.00%, 11/15/23,
Callable 3/15/19 @ 105.25(a)	25,000	25,125
PBF Holding Co. LLC, 7.25%, 6/15/25,
Callable 6/15/20 @ 105.44(a)	38,000	37,810
Pilgrim's Pride Corp., 5.75%, 3/15/25,
Callable 3/15/20 @ 102.88(a)(d)	43,000	42,140
Pilgrim's Pride Corp., 5.88%, 9/30/27,
Callable 9/30/22 @ 102.94(a)(d)	23,000	22,195
Plains All American Pipeline LP, 6.13%
(US0003M + 411 bps), Callable
11/15/22 @ 100.00(a)(b)(c)	13,000	11,651
Plastipak Holdings, Inc., 6.25%,
10/15/25, Callable 10/15/20 @
103.13(a)(d)	34,000	30,685
PPL Capital Funding, Inc., 4.00%,
9/15/47, Callable 3/15/47 @ 100.00(a)	50,000	44,173
Prudential Financial, Inc., 5.70%
(US0003M + 267 bps), 9/15/48, Callable
9/15/28 @ 100.00(a)(c)	30,000	28,838
PulteGroup, Inc., 4.25%, 3/1/21,
Callable 2/1/21 @ 100.00(a)	70,000	70,962
PulteGroup, Inc., 5.50%, 3/1/26,
Callable 12/1/25 @ 100.00(a)	16,000	16,080
Rayonier Am Prod, Inc., 5.50%, 6/1/24,
Callable 6/1/19 @ 102.75(a)(d)	33,000	29,834
Refinitiv US Holdings, Inc., 6.25%,
5/15/26, Callable 11/15/21 @
103.13(a)(d)	36,000	35,370
Reynolds American, Inc., 5.85%,
8/15/45, Callable 2/15/45 @ 100.00(a)	100,000	96,882
Rose Rock Midstream LP, 5.63%,
11/15/23, Callable 5/15/19 @ 102.81(a)	50,000	46,500
Sabine Pass Liquefaction LLC, 5.63%,
3/1/25, Callable 12/1/24 @ 100.00(a)	35,000	37,782
Sabre Global, Inc., 5.25%, 11/15/23,
Callable 3/15/19 @ 103.94(a)(d)	32,000	32,480
SBA Communications Corp., 4.88%,
9/1/24, Callable 9/1/19 @ 103.66(a)	20,000	20,025
Senior Housing Properties Trust, 4.75%,
2/15/28, Callable 8/15/27 @ 100.00(a)	80,000	71,757
Service Corp. International, 4.63%,
12/15/27, Callable 12/15/22 @
102.31(a)	65,000	63,375
Sirius XM Radio, Inc., 6.00%, 7/15/24,
Callable 7/15/19 @ 103.00(a)(d)	75,000	77,906
Six Flags Entertainment Corp., 4.88%,
7/31/24, Callable 7/31/19 @
103.66(a)(d)	42,000	41,580
Smithfield Foods, Inc., 2.65%, 10/3/21,
Callable 9/3/21 @ 100.00(a)(d)	25,000	23,735
Southern Co. Gas Capital Corp., 4.40%,
5/30/47, Callable 11/30/46 @ 100.00(a)	35,000	32,897
Southern Natural Gas Co. LLC, 4.80%,
3/15/47, Callable 9/15/46 @
100.00(a)(d)	25,000	24,309

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

	Principal
	Amount ($)		Value ($)
Corporate Bonds, continued
United States, continued
Spectra Energy Partners, 4.50%,
3/15/45, Callable 9/15/44 @ 100.00(a)		15,000	14,378
Sprint Corp., 7.88%, 9/15/23		90,000	95,625
Sunoco Logistics Partners Operations
LP, 5.40%, 10/1/47, Callable 4/1/47 @
100.00(a)		40,000	37,822
SunTrust Bank/Atlanta GA, 3.69%
(US0003M + 74 bps), 8/2/24, Callable
8/2/23 @ 100.00(a)(c)		75,000	75,492
Synchrony Financial, 3.70%, 8/4/26,
Callable 5/4/26 @ 100.00(a)		30,000	27,398
Synchrony Financial, 4.50%, 7/23/25,
Callable 4/23/25 @ 100.00(a)		100,000	97,329
Synovus Financial Corp., 3.13%,
11/1/22, Callable 10/1/22 @ 100.00(a)		20,000	19,179
Targa Resources Partners, 5.00%,
1/15/28, Callable 1/15/23 @ 102.50(a)		15,000	14,138
Targa Resources Partners, 5.25%,
5/1/23, Callable 3/15/19 @ 101.75(a)		30,000	30,038
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/23 @
100.00(a)(d)		50,000	49,500
Tenet Healthcare Corp., 4.50%, 4/1/21		25,000	25,050
Tenet Healthcare Corp., 4.63%, 7/15/24,
Callable 7/15/20 @ 102.31(a)		15,000	14,692
Tenet Healthcare Corp., 6.00%, 10/1/20		50,000	51,640
Tenneco, Inc., 5.00%, 7/15/26, Callable
7/15/21 @ 102.50(a)		3,000	2,549
The Chemours Co., 5.38%, 5/15/27,
Callable 2/15/27 @ 100.00(a)		25,000	24,000
The Chemours Co., 6.63%, 5/15/23,
Callable 3/15/19 @ 104.97(a)		13,000	13,439
The Goldman Sachs Group, Inc.,
4.75%, 10/12/21	EUR	100,000	124,993
Time Warner Cable, Inc., 4.50%,
9/15/42, Callable 3/15/42 @ 100.00(a)		100,000	83,399
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 2/25/19 @ 103.25(a)		74,000	76,590
Toll Bros Finance Corp., 4.88%,
11/15/25, Callable 8/15/25 @ 100.00(a)		20,000	19,450
Tribune Media Co., 5.88%, 7/15/22,
Callable 2/25/19 @ 102.94(a)		50,000	50,813
Tronox, Inc., 6.50%, 4/15/26, Callable
4/15/21 @ 103.25(a)(d)		50,000	43,750
United Rentals North America, Inc,
4.63%, 7/15/23, Callable 3/15/19 @
103.47(a)		15,000	15,173
United Rentals North America, Inc,
6.50%, 12/15/26, Callable 12/15/21 @
103.25(a)		27,000	28,046
Universal Health Services, Inc., 4.75%,
8/1/22, Callable 3/15/19 @ 102.38(a)(d)		30,000	30,413
Valeant Pharmaceuticals, 7.00%,
3/15/24, Callable 3/15/20 @
103.50(a)(d)		30,000	31,481
Verizon Communications, Inc., 4.27%,
1/15/36		150,000	145,909
Warrior Met Coal, Inc., 8.00%, 11/1/24,
Callable 11/1/20 @ 104.00(a)(d)		22,000	22,198
Waste Connections, Inc., 4.25%,
12/1/28, Callable 9/1/28 @ 100 (a)		55,000	57,015
Waste Pro USA, Inc., 5.50%, 2/15/26,
Callable 2/15/21 @ 104.13(a)(d)		26,000	25,266
WellCare Health Plans, Inc., 5.38%,
8/15/26, Callable 8/15/21 @
104.03(a)(d)		50,000	51,125
Wells Fargo & Co., 6.56% (US0003M +
377 bps), Callable 3/15/19 @
100.00(a)(b)(c)		50,000	50,325
Welltower, Inc., 4.95%, 9/1/48, Callable
3/1/48 @ 100.00(a)		35,000	35,235
Western Digital Corp., 4.75%, 2/15/26,
Callable 11/15/25 @ 100.00(a)		30,000	27,900
Westlake Chemical Corp., 4.38%,
11/15/47, Callable 5/15/47 @ 100.00(a)		35,000	29,403
Westlake Chemical Corp., 5.00%,
8/15/46, Callable 2/15/46 @ 100.00(a)		35,000	33,256
Westrock Co., 4.65%, 3/15/26, Callable
1/15/26 @ 100.00(a)(d)		50,000	51,500
William Lyon Homes, Inc., 6.00%,
9/1/23, Callable 9/1/20 @ 103.00(a)		13,000	11,863
Zayo Group LLC/Zayo Capital LLC,
6.00%, 4/1/23, Callable 3/15/19 @
104.50(a)		50,000	50,250
			9,379,433

TOTAL CORPORATE BONDS
(COST $9,426,482)			9,379,433

U.S. Treasury Obligations — 2.1%
U.S. Treasury Bills — 1.0%
2.34%, 3/28/19(f)		155,000	154,437
2.38%, 6/20/19(f)		90,000	89,175
			243,612
U.S. Treasury Notes — 1.1%
2.45% (USBMMY3M + 5 bps),
10/31/19(c)		150,000	150,047
2.50%, 6/30/20		40,000	40,000
2.50%, 12/31/20		49,000	49,027
2.63%, 12/31/23		68,000	68,571
3.13%, 11/15/28		25,000	26,055
			333,700

TOTAL U.S. TREASURY OBLIGATIONS
(COST $576,111)			577,312

	Shares
Investment Companies — 2.5%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 2.20%(g)		608,284	608,284
Northern Institutional Government
Select Portfolio, Institutional
Shares, 2.25%(g)		108,120	108,120
TOTAL INVESTMENT COMPANIES
(COST $716,404)			716,404
TOTAL INVESTMENTS IN SECURITIES
(COST $27,643,428) — 98.8%			27,521,820
Other Assets (Liabilities) - 1.2%			330,346
NET ASSETS - 100%			$27,852,166
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)	Floating or variable rate security linked to the reference benchmark. The rate presented represents the rate in effect on January 31, 2019.
(d)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(e)	Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at January 31, 2019.
(f)	Rate presented represents the effective yield at time of purchase.
(g)	The rate represents the annualized one day yield that was in effect on January 31, 2019.
bps	Basis Points
EUR	Euro
EUR003M	3 Month EUR LIBOR
EUSA1	Euro 1 Year Swap Rate
EUSA5	Euro 5 Year Swap Rate
EUSA8	Euro 8 Year Swap Rate
EUSA10	Euro 10 Year Swap Rate
EUSA12	Euro 12 Year Swap Rate
H15T5Y	5 Year Treasury Constant Maturity Rate
LLC	Limited Liability Company
MTN	Medium Term Note
SpA	Standby Purchase Agreement
ULC	Unlimited Liability Co.
USISDA05	5 Year ICE Swap Rate
USBMMY3M	3 Month Treasury Bill Rate
US0003M	3 Month US Dollar LIBOR
USSW5	USD 5 Year Swap Rate

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2019:

Industry	Percentage of Net Assets at Value (%)
Sovereign Bond	17.3
Banks	13.7
Oil, Gas & Consumable Fuels	13.5
Diversified Financial Services	3.8
Equity Real Estate Investment Trusts	3.5
Consumer Finance	3.4
Media	3.3
Investment Companies	2.7
Diversified Telecommunication Services	2.6
Metals & Mining	2.5
Health Care Providers & Services	2.5
Insurance	2.4
Electric Utilities	2.2
Capital Markets	2.1
U.S. Treasury Obligation	2.0
Pharmaceuticals	1.7
Trading Companies & Distributors	1.7
Chemicals	1.4
Multi-Utilities	1.3
Containers & Packaging	1.2
Hotels, Restaurants & Leisure	1.1
Household Durables	1.1
Thrifts & Mortgage Finance	1.0
Commercial Services & Supplies	0.9
Automobiles	0.8
Construction Materials	0.7
Construction & Engineering	0.7
Industrial Conglomerates	0.7
Machinery	0.6
Professional Services	0.6
Wireless Telecommunication Services	0.6
Building Products	0.6
IT Services	0.6
Beverages	0.5
Technology Hardware, Storage &
Peripherals	0.5
Food Products	0.4
Auto Components	0.4
Biotechnology	0.3
Tobacco	0.3
Aerospace & Defense	0.3
Entertainment	0.2
Paper & Forest Products	0.2
Road & Rail	0.2
Electronic Equipment, Instruments &
Components	0.2
Diversified Consumer Services	0.2
Energy Equipment & Services	0.1
Communications Equipment	0.1
Household Products	0.1
Software	0.1
Total	98.9

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

Futures Contracts Purchased

	Number of	Expiration	Notional	Value and Unrealized
Description	Contracts	Date	Amount	Appreciation/ (Depreciation)
5-Year US Treasury Note Futures	2	3/29/19	$229,719	$4,246
10-Year US Treasury Note Futures	1	3/20/19	122,469	3,451
			$352,188	$7,697

Futures Contracts Sold

	Number of	Expiration	Notional	Value and Unrealized
Description	Contracts	Date	Amount	Appreciation/ (Depreciation)
10-Year US Treasury Note Futures	3	3/20/19	$367,406	($9,618)
			$367,406	($9,618)

	Total unrealized appreciation			$7,697
	Total unrealized depreciation			(9,618)
	Total net unrealized appreciation/(depreciation)			$(1,921)

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instrument	Receive Fixed Rate (%)	Payment Frequency	Implied Credit Spread at January 31, 2019 (%)(b)	Counterparty	Expiration Date	Notional Amount ($)(c)		Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX Emerging Markets
Index, Series 25*	1.00	Quarterly	0.90	Bank of America	6/20/21	627,000	**	3,066	(41,319)	44,385
								3,066	(41,319)	44,385

					Total swap agreements at value (assets)					3,066
					Total swap agreements at value (liabilities)					-
					Net swap agreements at value					3,066
____________________
(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

*	As of January 31, 2019, the CDX Emerging Markets Index, Series 25 included securities which had defaulted and represented 5% of the Index.
**	Reflects the notional amount after the default of securities.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2019 (Unaudited) (continued)

Forward Currency Exchange Contracts - Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
U.S. Dollar	6,109,534	European Euro	5,350,000	UBS AG	2/4/19	(14,367)
U.S. Dollar	6,160,097	European Euro	5,350,000	UBS AG	3/4/19	22,586
						8,219

Forward Currency Exchange Contracts - Long Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
European Euro	15,000	U.S. Dollar	17,130	UBS AG	2/4/19	40
European Euro	43,438	U.S. Dollar	50,000	Morgan Stanley	3/4/19	(168)
						(128)

			Total unrealized appreciation			$22,626
			Total unrealized depreciation			(14,535)
			Total net unrealized appreciation/(depreciation)			$8,091

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
(Unaudited)	January 31, 2019

1. Organization:

The HSBC Funds (the "Trust"), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. As of January 31, 2019, the Trust is composed of 10 separate operational funds, each a series of the HSBC Family of Funds. The accompanying Schedules of Portfolio Investments ("Schedules") are presented for the following funds (individually a "Fund," collectively the "Funds"):

Fund	Short Name
HSBC Opportunity Fund	Opportunity Fund
HSBC Opportunity Fund (Class I)	Opportunity Fund (Class I)
(Collectively the "Feeder Funds")

HSBC Opportunity Portfolio	Opportunity Portfolio

HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a "Money Market Fund", collectively
the "Money Market Funds")

HSBC Frontier Markets Fund	Frontier Markets Fund
HSBC Asia ex-Japan Smaller Companies Equity Fund	Asia ex-Japan Fund
(Individually a "Global Equity Fund", collectively the
"Global Equity Funds")

HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund
HSBC Global High Yield Bond Fund	Global High Yield Bond Fund
HSBC Global High Income Bond Fund	Global High Income Bond Fund
(Individually a "Fixed Income Fund", collectively the
"Fixed Income Funds")

The Feeder Funds, Money Market Funds, Global Equity Funds and Fixed Income Funds are collectively referred to as the “Funds”.

Each Feeder Fund utilizes a master-feeder fund structure and seeks to achieve its investment objectives by investing all of its investable assets in the Opportunity Portfolio (the “Portfolio”), which is a diversified series of the Trust. The Portfolio operates as the master fund in a master-feeder arrangement in which the feeder funds invest all or part of their investable assets in the Portfolio. The Declaration of Trust permits the Board of Trustees (the "Board") to issue an unlimited number of beneficial interests in the Portfolio with a par value of $0.001 per share. The Feeder Funds' proportionate ownership of the Portfolio as of January 31, 2019 was as follows.

Proportionate Ownership Interest
on
Feeder Fund	January 31, 2019(%)
Opportunity Fund	6.7
Opportunity Fund (Class I)	93.3

Both of the Money Market Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

Both of the Global Equity Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

The Emerging Markets Debt Fund is a non-diversified fund. All of the other Fixed Income Funds are diversified funds. The Fixed Income Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds and the Portfolio in the preparation of its Schedules. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP’’). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

A. Feeder Funds, Global Equity Funds, Fixed Income Funds and Portfolio

The Feeder Funds, Global Equity Funds, Fixed Income Funds and Portfolio record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

B. Money Market Funds

Investments of the Money Market Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, provided that certain conditions are met. Generally, amortized cost approximates fair value. Investments in other money market funds are priced at net asset value ("NAV") as reported by such investment companies. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

A. Feeder Funds

The Feeder Funds record investments to the Portfolio on a trade date basis.

B. Portfolio, Money Market Funds, Global Equity Funds and Fixed Income Funds

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Foreign Currency Translation:

The accounting records of the Funds and the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations.

Restricted and Illiquid Securities:

The Funds may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board. Therefore, not all restricted securities are considered illiquid. To the extent that a Fund purchases securities that are restricted as to resale or for which current market quotations are not available, such securities will be valued based upon all relevant factors as outlined in Securities and Exchange Commission Financial Reporting Release No. 1. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

Participation Notes and Participatory Notes:

The Global Equity Funds and Fixed Income Funds may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instruments at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a Fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a Fund that holds them to counterparty risk (and this risk may be amplified if the Fund purchases P-notes from only a small number of issuers).

Repurchase Agreements:

The U.S. Government Money Market Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Government Money Market Fund may also enter into a repurchase agreement with the Federal Reserve Bank of New York. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations under adverse market conditions. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Derivative Instruments:

All open derivative positions at period end are reflected on each Fund's Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

Each Global Equity Fund and Fixed Income Fund may enter into forward foreign currency exchange contracts. The Global Equity Funds and Fixed Income Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Each Global Equity Fund and Fixed Income Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made.

As of January 31, 2019, all of the Fixed Income Funds entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes.

Options Contracts:

The Global Equity Funds and Fixed Income Funds may purchase or write put and call options on securities, indices, foreign currencies and derivative instruments. When purchasing options, the Funds pay a premium which is recorded as the cost basis in the investment and which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When writing options, the Funds receive a premium which is recorded as a liability and which is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The Global Equity Funds and Fixed Income Funds may purchase or write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Global Equity Funds and Fixed Income Funds may enter into interest rate swaption agreements for hedging purposes. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises their option. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. As of January 31, 2019, the Funds did not hold any option contracts.

Futures Contracts:

The Global Equity Funds and Fixed Income Funds may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of January 31, 2019, all of the Fixed Income Funds invested in futures contracts to gain exposure to certain markets and for hedging purposes.

Swap Agreements:

The Global Equity Funds and Fixed Income Funds may enter into swap contracts in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter ("OTC") market and may be entered into as a bilateral contract ("OTC swaps") or cleared through a third party, known as a clearing organization ("centrally cleared swaps"). The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

The Global Equity Funds and Fixed Income Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument with a Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as a liability or asset, respectively. These upfront receipts and payments are amortized or accreted to gains or losses over the life of the swap agreement. Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in "unrealized appreciation or depreciation on swap agreements". Daily changes in valuation of centrally cleared swaps, if any, are recorded as "variation margin on swap agreements". Net periodic payments received or paid by the Funds are recorded as "realized gains or losses on swap agreements". A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty are generally collateralized by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or by pledging such securities as collateral.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding for which a Fund is the seller of protection are disclosed in the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Global Equity Funds and Fixed Income Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties' performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to a Fund.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

As of January 31, 2019, all of the Fixed Income Funds entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds' investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Feeder Funds

The Feeder Funds record their investments in the Portfolio at fair value, which represents their proportionate ownership of the value of the Portfolio's net assets. These investments are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as discussed more fully below.

Portfolio, Global Equity Funds and Fixed Income Funds

Bonds and other fixed income securities (other than short-term obligations) are valued at the evaluated bid price, as of the time NAV is determined, supplied by an approved independent pricing service, based upon market transactions for normal, institutional-size trading units of similar securities, as well as yield quality, coupon rate, maturity, callability or prepayment option, type and size of issue, trading characteristics and other market data ("matrix valuations"), without exclusive reliance on quoted prices on an exchange or over-the-counter prices. Because quoted prices on exchanges or over-the-counter prices are believed to reflect more accurately the fair value of such securities, matrix valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded, domestic equity securities are valued at the last sale price on a national securities exchange (except the NASDAQ Stock Market), or in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price on the date of valuation. Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded, foreign equity securities are valued in the appropriate currency at the last quoted sale price, or in the absence of recorded sales, at the readily available closing bid price on such exchange. If no sale is available because the country is on holiday the previous day's last quoted sales price would be utilized. Foreign equity securities that are not exchange-traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

Rights and Warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. The time value of the warrants may also be considered by the Investment Adviser. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used then would be categorized as Level 2 in the fair value hierarchy.

P-notes are valued by taking the last sales price of the underlying security on its primary exchange. In the absence of a recorded sale on the underlying security the readily available closing bid price on such exchange will be used. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. All local prices will be converted to U.S. dollars using the foreign currency exchange rate as of the close of regular trading on the New York Stock Exchange. These instruments are typically categorized as Level 2 in the fair value hierarchy.

Investments in other mutual funds are valued at their NAVs, as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Investments in other mutual funds are valued at their NAVs, as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded options contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the prevailing forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and certain options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

Securities or other assets for which market quotations or an independent pricing service evaluation are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolio, Global Equity Funds and Fixed Income Funds Trusts’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ NAVs are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When a Fund uses such a valuation model, the value assigned to the Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Funds to a significant extent.

Money Market Funds

Investments of the Money Market Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Money Market Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Money Market Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at NAV as reported by such money market funds and are typically categorized as Level 1 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of a assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the valuation inputs used as of January 31, 2019 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Fund.

HSBC Opportunity Portfolio
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	133,952,360	–	–	133,952,360
Investment Company	3,533,108	–	–	3,533,108
Total Investment Securities	137,485,468	–	–	137,485,468

HSBC Opportunity Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	9,141,597	–	9,141,597
Total Investment Securities	–	9,141,597	–	9,141,597

HSBC Opportunity Fund (Class I)
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	127,783,244	–	127,783,244
Total Investment Securities	–	127,783,244	–	127,783,244

U.S. Government Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Government and Government Agency Obligations	–	7,062,291,301	–	7,062,291,301
U.S. Treasury Obligation	–	35,016,032	–	35,016,032
Investment Companies	375,811,264	–	–	375,811,264
Repurchase Agreements	–	5,690,000,000	–	5,690,000,000
Total Investment Securities	375,811,264	12,787,307,333	–	13,163,118,597

U.S. Treasury Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Treasury Obligations	–	1,488,305,147	–	1,488,305,147
Total Investment Securities	–	1,488,305,147	–	1,488,305,147

HSBC Emerging Markets Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Yankee Dollars	–	23,842,370	–	23,842,370
Foreign Bonds	–	25,814,416	–	25,814,416
Investment Company	1,397,323	–	–	1,397,323
Total Investment Securities	1,397,323	49,656,786	–	51,054,109
Other Financial Instruments:(b)
Futures Contracts	(15,396)	–	–	(15,396)
Credit Default Swaps	–	13,666	–	13,666
Centrally Cleared Credit Default Swaps	–	(27,560)	–	(27,560)
Forward Currency Contracts	–	(6,407)	–	(6,407)
Total Investments	1,381,927	49,636,485	–	51,018,412

HSBC Frontier Markets Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks
Air Freight & Logistics	541,945	51,227	–	593,172
Banks	3,208,323	1,169,823	–	4,378,146
Capital Markets	221,762	–	–	221,762
Diversified Consumer Services	533,792	–	–	533,792
Food Products	–	633,561	9,307	642,868
Health Care Providers & Services	34,678	162,942	–	197,620

Hotels, Restaurants & Leisure	47,046	189,988	–	237,034
Independent Power and Renewal Electricity Producers	115,427	–	–	115,427
Oil, Gas & Consumable Fuels	241,064	10,234	–	251,298
Pharmaceuticals	101,723	–	–	101,723
Software	212,940	–	–	212,940
Transportation Infrastructure	841,543	–	–	841,543
Wireless Telecommunication Services	341,783	–	–	341,783
Other Common Stocks	–	2,059,220	–	2,059,220
Participatory Notes	–	227,952	–	227,952
Investment Company	182,511	–	–	182,511
Total Investment Securities	6,624,537	4,504,947	9,307	11,138,791

HSBC Asia ex-Japan Smaller Companies Equity Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks
Biotechnology	378,776	778,109	–	1,156,885
Construction & Engineering	503,871	1,432,521	–	1,936,392
Construction Materials	633,129	2,454,636	–	3,087,765
Internet & Direct Marketing Retail	349,926	–	–	349,926
IT Services	21,099	–	–	21,099
Semiconductors & Semiconductor Equipment	1,086,061	1,218,960	–	2,305,021
Specialty Retail	569,718	1,923,671	–	2,493,389
Textiles, Apparel & Luxury Goods	581,634	1,264,523	–	1,846,157
Other Common Stocks		37,034,735	–	37,034,735
Warrant	–	–	–	–
Total Investment Securities	4,124,214	46,107,155	–	50,231,369

HSBC Global High Yield Bond Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	3,853,968	–	3,853,968
Yankee Dollars	–	7,874,147	–	7,874,147
Corporate Bonds	–	14,660,116	–	14,660,116
U.S. Treasury Obligation	–	198,166	–	198,166
Exchange Traded Funds	1,516,419	–	–	1,516,419
Investment Companies	1,979,910	–	–	1,979,910
Total Investment Securities	3,496,329	26,586,397	–	30,082,726

Other Financial Instruments:(b)
Futures Contracts	10,354	–	–	10,354
Credit Default Swap	–	1,546	–	1,546
Forward Currency Contracts	–	6,196	–	6,196
Total Investments	3,506,683	26,594,139	–	30,100,822

HSBC Global High Income Bond Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	5,779,317	–	5,779,317
Yankee Dollars	–	11,069,354	–	11,069,354
Corporate Bonds	–	9,379,433	–	9,379,433
U.S. Treasury Obligations	–	577,312	–	577,312
Investment Companies	716,404	–	–	716,404
Total Investment Securities	716,404	26,805,416	–	27,521,820

Other Financial Instruments:(b)
Futures Contracts	(1,921)	–	–	(1,921)
Credit Default Swap	–	3,066	–	3,066
Forward Currency Contracts	–	8,091	–	8,091
Total Investments	714,483	26,816,573	–	27,531,056
____________________
(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds' master-feeder structure, the inputs used to value these instruments are categorized as Level 2.
(b)

Other financial instruments would include any derivative instruments, such as futures contracts and forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and swap agreements, which are valued at fair value.

The Level 3 investments in the Frontier Markets Fund represent a security which had halted trading at period end, for which management applied a 50% discount to the last traded price to reflect the lack of marketability, negative company guidance and changes in the price of a security issued by an affiliate of the issuer. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the discount applied to the last traded price would decrease (increase) the fair value measurement. There were transfers from Level 3 to Level 2 in the Asia ex-Japan Fund as of January 31, 2019 related to a security which had previously halted trading and had resumed market trading as disclosed in the table below.

Transfers from
Level 3 to
Level 2 ($)
Asia ex-Japan Fund
Common Stocks	189,270

4. Affiliated Investment Transactions:

A summary of each Fund's investment in the affiliated portfolio for the period ended January 31, 2019 is as follows:

					Change in
				Net	Unrealized		Net
	Value			Realized	Appreciation/	Value	Income/
	10/31/2018 ($)	Contributions ($)	Withdrawals ($)	Gains/(Losses) ($)	Depreciation ($)	1/31/2019 ($)	(Loss) ($)
Opportunity Fund
Opportunity Portfolio	9,507,807	196,055	(615,533)	(131,422)	187,928	9,141,597	(3,238)
Total	9,507,807	196,055	(615,533)	(131,422)	187,928	9,141,597	(3,238)

Opportunity Fund (Class I)
Opportunity Portfolio	136,677,586	2,316,937	(11,652,033)	(2,671,207)	3,155,924	127,783,244	(43,963)
Total	136,677,586	2,316,937	(11,652,033)	(2,671,207)	3,155,924	127,783,244	(43,963)

5. Investment Risks

Asia Risk: The Asia ex-Japan Fund’s performance is expected to be closely tied to the social, political, economic and regulatory developments within Asia and to be more volatile than the performance of a more geographically diversified mutual fund. Moreover, the economies of certain countries in Asia, including China, differ from the U.S. economy in several ways, including the rate of growth, composition of industries or reliance on natural resources, rates of inflation, capital reinvestment and balance of payments position. As export-driven economies, the economies of these countries are affected by developments in the economies and trade policies of their principal trading partners, including the U.S. Furthermore, flooding, monsoons and other natural disasters also can significantly affect the value of investments

Concentration of Market Risk: To the extent a Fund focuses its investments in a specific region or country, the Fund will be more susceptible to the market, political, and economic risks and developments of that region or country.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Funds’ or Portfolio's performance. The Funds or Portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

Derivatives Risk: The term “derivatives” covers a broad range of investments, including swaps, futures, options and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of Fund’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade and the relatively new and unsettled securities laws in many frontier market countries.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less liquid than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given recent increases in short-term interest rates and the possibility of further rate increases with unpredictable effects on the markets and a Fund’s investments.

Market Risk: The value of the Funds' or Portfolio's investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or sector of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Funds' or Portfolio's investments in a different country or geographic region.

Non-Diversification Risk: The Emerging Markets Debt Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Emerging Markets Debt Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 26, 2019

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 26, 2019

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Treasurer

Date	March 26, 2019